UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223


                     Date of fiscal year end:   March 31, 2007

                     Date of reporting period:  June 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
         Sit Tax-Free Income Fund (Series A)
         Sit Minnesota Tax-Free Income Fund (Series B)
         Sit High Income Municipal Bond Fund - Class I (Series D)


THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.6%) (2)
     ALABAMA (1.7%)
         1,375,000     AL State Univ. Rev. Series 2006, 5.25%, 8/1/28                                                    1,459,604
           300,000     AL Wtr. Pollution Ctrl. Auth. Revolving Fund Lien Series 1998-B (AMBAC insured),
                          5.00%, 8/15/21                                                                                   304,062
           845,000     ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac Insured), 4.375%, 9/1/26           800,063
           675,000     Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19                    677,423
           100,000     DCH Hlth. Care Auth. Fac. Rev. Series 1998 (MBIA insured), 4.875%, 6/01/13                          101,327
                       Huntsville Hlth. Care Auth. Rev.
           200,000        Series 1997-A (MBIA insured), 5.00%, 6/1/17                                                      202,698
         1,000,000        Series 2002-A, 5.625%, 6/1/32                                                                  1,050,980
           250,000        Series 2007-A, variable rate, 6/1/32                                                             246,250
           600,000     Huntsville-Redstone Vlg. Spl. Care Facs. Fin. Auth. Rev Series 2007 (Redstone Vlg. Proj.),
                          5.25%, 1/1/15                                                                                    596,328
           750,000     Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997-C (Baptist Med. Ctr. Proj.),
                          5.375%, 9/1/22                                                                                   766,320
           300,000     Montgomery Educ. Bldg. Auth. Rev. Ref. Series 2007 (Faulkner Univ. Proj.) (Radian insured),
                          5.25%, 10/1/32                                                                                   310,197
                                                                                                                  ----------------
                                                                                                                         6,515,252
                                                                                                                  ----------------
     ALASKA (0.1%)
           325,000     Alaska Indl. Dev. & Expt. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Home Proj.),
                          5.45%, 12/1/11                                                                                   324,227
                                                                                                                  ----------------
     ARIZONA (3.3%)
         1,500,000     Arizona Hlth. Care Facility Auth. Rev. Series 2007 (Beatitudes Campus Proj.), 4.75%,
                          10/1/10                                                                                        1,484,760
         1,185,000     Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27              1,191,043
           200,000     Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%,
                          1/1/10                                                                                           201,736
           500,000     Flagstaff Spl. Assessment Series 2007 (Aspen Place Sawmill Impt. Proj.), 5.00%, 1/1/22              502,685
           500,000     Maricopa Co. Indl. Dev. Auth. Hlth. Facs. Rev. Series 2007-A (Catholic Healthcare West
                          Proj.), 5.25%, 7/1/32                                                                            512,120
                       Maricopa Co. Indl. Dev. Auth. Multifamily Hsg. Rev.:
           400,000        Series 1996-A (Place Five & Greenery Apts. Proj.), Escrowed to Maturity, 6.625%, 1/1/27          426,444
           490,000        Series 1996-B (Advantage PT, etc. Proj.), Escrowed to Maturity, 7.375%, 7/1/26                   496,380
           100,000     Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public Svc.
                          Co. Proj.), 6.30%, 12/1/26                                                                       102,271
           210,000     Maricopa Co. Sch. Dist. No. 60 Certificate of Participation Series 2007, 4.40%, 12/1/10             209,334
           150,000     Parkway Cmnty. Facility Dist. No. 1 G.O. Series 2006, 4.85%, 7/15/15                                149,967
           700,000     Phoenix Street & Hwy. User Rev. Ref. Jr. Lien Series 1992, 6.25%, 7/1/11                            701,155
                       Pima Co. Indl. Dev. Auth. Educ. Rev.:
           295,000        Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                          297,596
           250,000        Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                 252,915
           210,000        Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23                                          219,481
           705,000        Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16                                     717,619
         1,000,000        Series 2006-A (Sonoran Science Academy Proj.). 5.35%, 12/1/17                                    978,870
           575,000        Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14                                          568,002
           400,000        Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22                                401,224
           565,000     Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison
                          Proj.) (ACA insured), 5.25%, 10/1/23                                                             585,487
           500,000     Pinal Co. Certificate of Participation Series 2004, 5.00%, 12/1/26                                  505,230
                       Quail Creek Cmnty. Fac. Dist. G.O. Series 2006:
           585,000        4.85%, 7/15/12                                                                                   585,427
           500,000        5.15%, 7/15/16                                                                                   506,700
           360,000     Verrado Cmnty. Facilities Dist. No. 1 G. O. Series 2006, 4.85%, 7/15/14                             356,544
           500,000     Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16                                   496,670
                                                                                                                  ----------------
                                                                                                                        12,449,660
                                                                                                                  ----------------
     ARKANSAS (0.6%)
           750,000     Bentonville Co. ISD No. 6 Refunding & Construction G.O. Series 2003-A
                          (Ambac insured), 4/75%, 6/1/24                                                                   752,633
           565,000     Maumelle HDC First Lien Rev. Ref. Series 1992-A (Section 8), 7.875%, 7/1/09                         566,051
         1,000,000     White Co. Hlth. Care Fac. Rev. Series 2005 (White Co. Med. Ctr. Proj.), 5.00%, 12/1/14            1,019,210
                                                                                                                  ----------------
                                                                                                                         2,337,894
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     CALIFORNIA (7.3%)
            80,000     ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs.
                          Proj.), 4.10%, 11/15/07                                                                           79,958
           250,000     Agua Caliente Band Cahuilla Indians Rev. Series 2003, 4.60%, 7/1/08                                 250,740
           120,000     Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14              121,235
           250,000     Blythe Redev. Agy. Tax Allocation Ref. Series 1997 (Proj. No. 1), 5.80%, 5/1/28                     256,410
                       CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series:
           405,000        2002 (Alameda Co. Proj.), 4.75%, 6/1/19                                                          406,891
           350,000     CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%,
                          6/1/28                                                                                           320,527
                       CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):
           500,000        4.50%, 6/1/21                                                                                    487,855
           500,000        5.00%, 6/1/36                                                                                    482,930
                       CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.
           160,000        Series 2005-D, 4.875%, 4/1/12                                                                    159,459
           465,000        Series 2005-F, 4.85%, 11/1/12                                                                    463,256
           220,000     CA Dept. Water Resources Rev. Series 1996-Q (Central Valley Proj.)(MBIA insured),
                          5.375%, 12/1/27                                                                                  222,424
                       CA Educ. Facs. Auth. Rev.:
            10,000        Series 1995-A (Pooled College & Univ. Proj.), 5.60%, 12/1/14                                      10,108
           135,000        Rev. Refunded Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26                                 137,036
            50,000     CA G.O. Series 1996, 5.25%, 6/1/21                                                                   50,516
           495,000     CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%,
                          12/1/28                                                                                          530,011
                       CA Hlth. Facs. Fin. Auth. Rev.:
           500,000            5.00%, 4/01/08                                                                               503,355
           500,000            5.50%, 4/01/11                                                                               519,515
           500,000     CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%,
                          6/1/26                                                                                           510,695
                       CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
           300,000        5.25%, 12/1/13                                                                                   300,288
           625,000        5.50%, 12/1/18                                                                                   625,538
                       CA Statewide Cmntys. Dev. Auth. Rev.:
           505,000        Series 2005 (Daughters of Charity Hlth. Proj.), 5.25%, 7/1/11                                    522,857
         1,150,000        Series 2007 (Front Porch Cmntys. & Svcs. Proj.), 5.125%, 4/1/37                                1,143,825
         1,000,000        Series 2007 (Lancer Educ. Student Hsg. Proj.), 5.40%, 6/1/17                                     998,430
           235,000     Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23
                       Golden State Tobacco Securitization Corp. Asset-Backed Rev.:                                        235,714
                          Series 2005-A:
         2,000,000            5.00%, 6/1/19                                                                              2,027,700
         1,250,000        Interest Appreciation Bonds, zero coupon, 4.55% effective yield, 6/1/22                        1,080,313
           175,000     Industry Urban Dev. Agy. Tax Allocation Ref. Series 2002-2, 4.75%, 5/1/21                           178,075
           750,000     Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19                     764,648
           750,000     Los Angeles Hsg. Auth. Rev. Series 2007-A (Radian insured), 5.00%, 6/1/29                           768,247
         3,175,000     Northern CA Power Agy. Rev. Series 1987-A, 5.00%, 7/1/09                                          3,177,096
           500,000     Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27                                 499,000
           665,000     Northern CA Tobacco Securitization Auth. Asset-Backed Rev. Series 2005-A1, 4.75%, 6/1/23            651,587
           500,000     Oakland UNI Sch. Dist. Alameda Co. G.O. Series 2005 (MBIA insured), 5.00%, 8/1/24                   518,835
         1,000,000     Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16             1,017,450
           500,000     Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B (Wtr. Agy. Zones 40 & 41 Proj.),
                          Variable rate, 6/1/39                                                                            498,250
         1,000,000     San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (MBIA insured),
                          zero coupon, 4.72% effective yield, 8/1/29                                                       322,870
         2,750,000     San Bernardino Co. C.O.P. Series 1996 (Med. Ctr. Fin. Proj.) (MBIA insured), 5.00%, 8/1/28        2,780,415
           750,000     San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30                             762,427
           500,000     Santa Clara Redev. Agy. Tax Allocation Series 2003 (Bayshore North Proj.) (MBIA insured),
                          5.00%, 6/1/15                                                                                    502,645
                       Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.:
                          Series 2006:
           215,000            4.50%, 3/1/11                                                                                214,054
           385,000            4.875%, 3/1/16                                                                               384,353
         2,000,000        Series 2001-B, 6.00%, 5/15/22                                                                  2,118,340
           250,000     Yuba Redev. Agy. Tax. Allocation Series 2007, 5.125%, 9/1/27                                        256,867
                                                                                                                  ----------------
                                                                                                                        27,862,745
                                                                                                                  ----------------
     COLORADO (2.6%)
           385,000     Aurora Golf Course Enterprise Sys. Rev. Ref. Series 2005, 4.00%, 12/1/08                            383,726
           250,000     Baptist Rd. Rural Transportation Auth. Sales & Use Tax. Rev. Series 2007, 4.80%, 12/1/17            243,413
           215,000     CO Educ. & Cultural Fac. Rev. Ref. Series 2003-C (Cheyenne Mtn. Charter Sch. Proj.),
                          4.625%, 6/15/12                                                                                  220,405
                       CO HFA Single Family Program Senior Series:
            35,000        1996B-2, 7.45%, 11/1/27                                                                           35,479
            35,000        1997B-3, 6.80%, 11/1/28                                                                           35,797

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                       CO Hlth. Fac. Auth. Rev.:
           750,000        Series 1999 (Steamboat Springs Hlth. Proj.), 5.70%, 9/15/23                                      767,032
           260,000        Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11                         263,988
           250,000        Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/07                                  250,345
           400,000        Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/08                                  401,628
           390,000        Unrefunded Balance Rev. Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                 404,956
           610,000        Prerefunded Rev. Series (Evangelical Lutheran Proj.), 6.25%, 12/1/10                             633,747
           750,000        Series 2007 (Yampa Valley Med. Ctr. Proj.), 5.00%, 9/15/22                                       744,420
         1,000,000     Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33                    994,000
           600,000     Denver Hsg. Corp. Multifamily Rev. Ref. Series 1997-A (Section 8), 5.35%, 10/1/12                   606,744
           255,000     Denver West Met. Dist. Refunding G.O. Series 2005, 3.40%, 12/1/07                                   254,334
           455,000     E-470 Pub. Hwy. Auth. Rev. Senior Series 1997-A (MBIA insured), 5.00%, 9/1/26                       460,433
           250,000     Fiddlers Business Impt. Dist Greenwood Vlg. Ref. & Cap. Impt.. G.O. Sr. Lien Series
                          2007-1, (ACA insured), 5.00%, 12/1/32                                                            250,175
           500,000     Inverness Wtr. & Sanitation Dist. Arapahoe & Dougles Cos. G.O. Series 2006-A
                          (Radian insured), 4.60%, 12/1/19                                                                 497,690
         1,000,000     Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16                                994,340
         1,250,000     Midcities Metro Dist. No. 2 G.O. Ref. & Impt. Series 2006 (Radian insured), 5.125%, 12/1/30       1,290,025
           205,000     SBC Met. Dist. G.O. Ref. Series 2005 (ACA insured), 3.00%, 12/1/07                                  204,073
             5,000     Thornton Single Family Mtg. Rev. Ref. Series 1992-A, 8.05%, 8/1/09                                    5,012
                                                                                                                  ----------------
                                                                                                                         9,941,762
                                                                                                                  ----------------
     CONNECTICUT (0.8%)
         1,060,000     CT Dev. Auth. Pollution Ctrl. Rev. Ref. Series 1993-A (CT Light & Power Proj.), 5.85%,
                          9/1/28                                                                                         1,097,853
           450,000     CT Hlth. & Educ. Facs. Auth. Rev. Series 2007-C (Hosp. Spl. Care Proj.), 5.25%, 7/1/27              469,575
                       Mashantucket Western Pequot Tribe Subordinated Special Rev.:
           750,000        Series 2006-A, 5.50%, 9/1/36                                                                     775,035
           300,000        Series 1997-B, 5.75%, 9/1/18                                                                     306,348
           500,000        Series 1999-B, zero coupon, 5.12% effective yield on purchase date, 9/1/26                       310,645
                                                                                                                  ----------------
                                                                                                                         2,959,456
                                                                                                                  ----------------
     DISTRICT OF COLUMBIA (0.2%)
           750,000     DC Rev. Series 2006 (Friendship Pub. Charter Sch. Proj.) (ACA insured), 5.00%, 6/1/26               755,880
                                                                                                                  ----------------
     DELAWARE (0.1%)
           500,000     Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.), 5.45%,
                          7/1/36                                                                                           493,540
                                                                                                                  ----------------
     FLORIDA (7.7%)
           700,000     Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/14                           692,328
           500,000     Capital Trust Agy. Hsg. Rev. Series 2005-B (Sub-Atlandtic Hsg. Foundation Proj.), 4.50%,
                          7/1/15                                                                                           501,150
                       Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
           580,000        (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13                          561,225
         1,000,000        (American Opportunity Proj.), 5.875%, 6/1/38                                                   1,016,390
           525,000     Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%, 8/15/15          536,592
           400,000     Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B, 5.125%, 5/1/16          396,748
                       Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.):
           200,000        5.00%, 10/01/08                                                                                  202,022
           630,000        5.125%, 10/1/19                                                                                  636,621
           100,000     Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13                102,327
           500,000     FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997-A, 5.00%, 7/1/11                                 505,435
         1,000,000     FL Brd. Pub. Educ. Cap. Outlay G.O. Series 1997-B, 4.75%, 6/1/21                                  1,003,000
           455,000     Heritage Isle At Viera Cmnty. Dev. Dist. Special Assessment Series 2006, 5.00%, 11/1/13             448,903
                       Highlands Co. Hlth. Fac. Auth. Hosp. Rev. (Aventist Hlth. Proj.):
           425,000        Ref. Series 2005-B, 5.00%, 11/15/30                                                              427,286
         1,000,000        Series 2006-C, 5.25%, 11/15/36                                                                 1,021,480
           500,000        Ref. Series 2006-G (Adventist Hlth. Sys. Proj.), 5.125%, 11/15/32                                506,100
         1,500,000     Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-A (Tampa Gen. Hosp. Proj.),
                          5.25%, 10/1/24                                                                                 1,531,110
           475,000     Hillsborough Co. Indl. Dev. Auth. Indl. Rev. Series 1999-A (Hlth. Facs. Proj. - Univ.
                          Cmnty. Hosp.), 5.625%, 8/15/23                                                                   485,811
           250,000     Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14                       247,018
           500,000     Jacksonville Econ. Dev. Commn. Rev. Series 2007-A, 4.55%, 3/1/47                                    458,985
                       Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev.:
           500,000        Series 2006-B, 5.00%, 11/1/11                                                                    496,640
                       Lakeland Hosp. Sys. Rev. Ref. Series 1997 (Lakeland Regl. Med. Center Proj.):
           400,000        (MBIA insured), 5.00%, 11/15/22                                                                  403,904
         1,000,000     Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation),
                          5.25%, 6/15/27                                                                                   985,390

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           250,000     Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14                                  250,133
           300,000     Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.25%, 11/1/14                            296,013
           390,000     Marion Co. Hosp. Dist. Rev. Series 1999 (Munroe Hlth. Sys. Proj.), 5.25%, 10/1/10                   403,556
           405,000     Martin Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 2002-B (Martin Memorial Med. Ctr.
                          Proj.), 4.875%, 11/15/12                                                                         408,123
           820,000     Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.), 5.375%,
                          11/15/28                                                                                         823,460
           500,000     Miami - Dade Co. Spl. Obligation Sub. Series 1997-B, 5.00%, 10/1/37                                 505,345
         1,000,000     New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 5/1/13            986,020
                       North Broward Hosp. Dist. Rev. Series 1997 (MBIA insured):
           180,000        Unrefunded Balance Series, 5.375%, 1/15/24                                                       181,966
         1,000,000     Orange Co. Hlth. Fac. Auth. Rev. Series 2006-B (Orlando Regl. Hlth. Care Proj.), 5.125%,
                          11/15/39                                                                                       1,005,250
                       Palm Beach Co. Hlth. Fac. Auth. Rev.:
           500,000        Series 1997 (Abbey Delray South Proj.), 5.50%, 10/1/11                                           504,915
           200,000        Ref. Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12                                      204,882
                       Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA insured):
           350,000        4.50%, 10/1/14                                                                                   347,414
           680,000        4.625%, 10/1/16                                                                                  673,649
         3,105,000     Port Everglades Auth. Rev. Ref. Series 1989-A (FSA insured), 5.00%, 9/1/16                        3,111,645
           750,000     Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13                    742,958
           500,000     Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the Isle
                          Proj.), 5.50%, 1/1/27                                                                            509,590
           250,000     Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39                    239,970
           500,000     St. Johns Co. Indl. Dev. Auth. Hlth. Care Rev. Ref. Series 2007-A (Bayview Proj.), 5.00%,
                          10/1/17                                                                                          497,585
           250,000     South Broward Hosp. Dist. Rev. Ref. Series 2007 (South Broward Hosp. Dist. Proj.), 4.75%,
                          5/1/24                                                                                           247,983
                       South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.):
           190,000        4.25%, 10/1/08                                                                                   189,713
           700,000        5.50%, 10/1/13                                                                                   731,920
           750,000     Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series, 5.10%, 5/1/11               746,595
           500,000     Volusia Co. Educ. Auth. Rev. Ref. Series 2005 (Embry-Riddle Proj.), 5.00%, 10/15/35                 507,425
         1,000,000     Verano Ctr. Cmnty. Dev. Dist. Spl. Assessment Series 2006-B (Dist. No. 1 Infrastructure
                          Proj.). 5.00%, 11/1/12                                                                           988,420
           750,000     Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/12         741,315
           500,000     Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13                    495,015
                                                                                                                  ----------------
                                                                                                                        29,507,325
                                                                                                                  ----------------
     GEORGIA (1.6%)
           500,000     Atlanta Dev. Auth. Rev.  Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31                             505,295
           750,000     Chatham Co. Hosp. Auth. Rev. & Impt. Series 2004-A (Mem. Health Univ. Proj.), 5.50%,
                          1/1/34                                                                                           774,390
           590,000     Cobb Co. Dev. Auth. Pkg. Rev. Series 2004 (Kennesaw State Univ. Fdn., Inc. Proj.) (MBIA
                          insured), 5.00%, 7/15/29                                                                         608,349
         1,500,000     East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26                                            1,687,005
           750,000     Fulton Co. Dev. Auth. Rev. Series 2007-A, 5.25%, 11/1/28                                            741,315
           250,000     Gainesville Redev. Auth. Educ. Facs. Rev. Ref. Series 2007 (Riverside Military Academy
                          Proj.), 5.125%, 3/1/27                                                                           252,835
           250,000     Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.), 5.25%,
                          7/1/27                                                                                           252,130
                       Private Colleges & Univ. Auth. Rev. Ref.:
                          Series 1999-A (Mercer Univ. Proj.):
           300,000            4.45%, 10/1/07                                                                               300,216
           750,000            5.25%, 10/1/14                                                                               766,072
           100,000        Series 2001 (Mercer Univ. Proj.), 5.00%, 10/1/11                                                 101,324
                                                                                                                  ----------------
                                                                                                                         5,988,931
                                                                                                                  ----------------
     ILLINOIS (13.5%)
           300,000     Annawan Tax Allocation Series 2007 (Patriot Renewable Fuels, LLC Proj.), 5.625%, 1/1/18            295,125
           475,000     Blue Island Tax Increment G.O. Ref. Series 1997 (MBIA insured), 5.10%, 12/15/12                    477,674
                       Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
         1,410,000        5.00%, 7/1/07                                                                                 1,410,028
         1,085,000        5.05%, 7/1/08                                                                                 1,090,826
         2,030,000        5.10%, 7/1/09                                                                                 2,051,315
           500,000     Chicago Brd. Educ. G.O. Series 1997-A (Chicago School Reform Proj.), 5.25%, 12/1/22                512,310
            20,000     Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8),
                          6.85%, 7/1/22                                                                                    20,477
           250,000     Cook Co. Sch. Dist. No. 95 G.O. Series 2007, 5.25%, 12/1/24                                        250,760
           250,000     Cortland Spl. Service Area No. 001 Spl. Tax Ref. Series 2007 (Assured Guaranty Insured),
                          4.70%, 3/1/32                                                                                    240,310

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           250,000     Du Page Co. Spl. Svc. Areano 31 Spl. Tax Series 2006 (Monarch Landing Proj.), 5.40%, 3/1/16         254,482
           100,000     IL DFA Rev. Series 1998 (St. Patrick High School Proj.), 5.125%, 7/15/28                            100,507
           380,000     IL DFA Rev. Series 2002-A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12                       389,158
           500,000     IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdn. Proj.), 5.00%, 12/1/36                    502,220
         1,000,000     IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.), 5.25%, 5/15/12               1,007,330
         1,250,000     IL DFA Pollution Control Rev. Ref. Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14               1,253,825
                       IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
         1,740,000        Series 1997-A, 5.80%, 7/1/08                                                                   1,765,247
         2,635,000        Series 1997-A, 6.05%, 7/1/19                                                                   2,677,819
           300,000        Series 1997-A, 5.90%, 7/1/09                                                                     305,130
         4,765,000        Series 1997-A, 6.00%, 7/1/15                                                                   4,842,860
         1,240,000        Series 1997-C, 5.65%, 7/1/19                                                                   1,262,221
         1,000,000        Series 1998-A, 5.50%, 7/1/12                                                                   1,018,300
           285,000        Series 1998-A, 5.70%, 7/1/19                                                                     290,267
           305,000        Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12                                312,049
                       IL Fin. Auth. Rev.:
           500,000        Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37                                  507,125
           700,000        Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38                                   729,008
           500,000        Series 2006-B2 (Three Crowns Park Plaza Proj.), 5.40%, 2/15/38                                   500,150
                          Series 2006 (Tabor Hills Supportive Living Proj.):
         1,000,000            4.40%, 11/15/12                                                                              985,000
           500,000            5.25%, 11/15/26                                                                              501,805
                          Series 2006-A (Montgomery Place Proj.):
         1,250,000            5.25%, 5/15/15                                                                             1,257,375
           500,000            5.75%, 5/15/38                                                                               511,115
         1,250,000     IL Educ. Facs. Auth. Rev. Series 1998-A (Univ. Chicago Proj.) (MBIA-IBC Insured), 5.125%,
                          7/1/38                                                                                         1,272,950
             5,000     IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23 (Section 8), 4.75%, 9/1/23           5,055
           500,000     IL Fin. Auth. Educ. Rev. Series 2006-E (Uno Charter School Network Proj.) (ACA Insured),
                          5.00%, 9/1/26                                                                                    500,695
                       IL Hlth. Fac. Auth. Rev.:
           940,000        Ref. Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%, 10/1/11         970,710
           300,000        Ref. Series 1993-A (Hinsdale Hosp Proj.), 7.00%, 11/15/19                                        312,873
         4,100,000            (Ambac Insured), 7.00%, 11/15/19                                                           4,275,931
         1,500,000        Ref. Series 1993-B (Glen Oaks Proj.) (Ambac Insured), 7.00%, 11/15/19                          1,564,365
            55,000        Unrefunded Balance Series 1996 (MBIA insured), 5.80%, 8/15/16                                     56,219
           350,000        Ref. Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16                         354,809
           660,000        Ref. Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                                      668,897
           500,000        Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                             539,090
         1,900,000        Ref. Series 2003 (Sinai Health Proj.) (FHA Insured), 5.10%, 8/15/33                            1,941,781
           200,000     IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10                                                     200,170
                       Lombard Public Facs. Corp. Rev. First Tier Series 2005-A1 (Conference Ctr. & Hotel Proj.):
           115,000            6.375%, 1/1/15                                                                               117,743
           750,000            (ACA insured) 5.50%, 1/1/25                                                                  792,743
         1,000,000            (ACA insured) 5.50%, 1/1/30                                                                1,054,840
         2,000,000     Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25                                            1,995,700
           250,000     Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15                        254,923
           250,000     Montgomery Ref. Impt. Spl. Assmt. Series 2007 (Lakewood Creek Proj.) (Radian insured),
                          4.70%, 3/1/30                                                                                    244,725
           250,000     Quincy Hosp. Rev. Ref. Series 2007, 5.00%, 11/15/17                                                 256,297
                       Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
           750,000            5.375%, 8/15/15                                                                              766,125
         2,625,000            5.625%, 8/15/29                                                                            2,684,378
                       Southwestern IL Dev. Auth. Local Govt. Prog. Rev.:
         1,800,000        Series 1998-A (City of East St. Louis Proj.) Tax Increment Financing Proj., 6.00%, 4/1/10      1,774,296
           500,000        Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26                                           502,845
           335,000     Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11        355,874
           440,000     Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18                                                 463,659
           500,000     Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (3)          293,475
                                                                                                                  ----------------
                                                                                                                        51,542,986
                                                                                                                  ----------------
     INDIANA (3.8%)
           500,000     Anderson Economic Dev. Rev. Ref. & Impt. Series 2007 (Anderson Univ. Proj.), 4.75%, 10/1/21         482,630
           100,000     Bloomington Sewer Wks. Rev. Series 1999-A (MBIA insured), 5.20%, 1/1/29                             102,965
           500,000     Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23                                   525,770
           315,000     Central Nine Career Ctr. Bldg. Corp. Rev. Series 2007, 5.50%, 7/15/15                               337,352
           100,000     Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.), 5.25%, 8/15/28         102,501
                       IN Hlth. & Educ. Fac. Fin. Auth. Rev.:
           400,000        Series 2005 (Baptist Homes of IN Proj.), 5.25%, 11/15/25                                         409,504
         1,000,000        Series 2007 (Cmnty. Fndtn. Northwest Proj.), 5.50%, 3/1/22                                     1,020,970

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           215,000     IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.)
                          (MBIA insured), 5.00%, 12/1/28                                                                   217,260
                       IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
                          Series 1993 (Community Hosp. of Anderson Proj.) (MBIA insured):
           120,000            6.00%, 1/1/14                                                                                122,110
           650,000            6.00%, 1/1/23                                                                                650,670
           600,000        Ref. Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.), 5.25%, 2/15/18                      607,740
                          Series 2001-A (Community Foundation Northwest IN):
         1,000,000            6.00%, 8/1/07                                                                              1,001,230
         1,320,000            5.50%, 8/1/13                                                                              1,356,419
           405,000            6.375%, 8/1/21                                                                               428,498
           190,000            6.375%, 8/1/31                                                                               200,879
           300,000        Series 2004-A (Community Foundation Northwest IN), 4.75%, 3/1/14                                 296,943
           500,000     IN HFA Single Family Mtg. Rev. Ref. Series 1992-A, 6.80%, 1/1/17                                    511,460
                       IN Hlth. Fac. Fin. Auth. Rev. Ref. Series 1998:
           170,000        (Greenwood Village South Proj.), 5.35%, 5/15/08                                                  170,073
         1,875,000        (Marquette Manor Proj.), 5.00%, 8/15/18                                                        1,843,500
         1,155,000     IN State Dev. Fin. Auth. Rev. Educ. Facs. Series 2003 (Archdiocese Indpls. Proj.), 5.50%,
                          1/1/33                                                                                         1,208,384
           500,000     Paoli Bldg. Corp. Rev. Series 2007, 5.00%, 1/15/32                                                  503,005
         1,100,000     Rockport Poll. Ctl. Rev. Series 2002-A (Indiana Michigan Pwr. Co. Proj.), 4.625%, 6/1/25          1,080,893
           500,000     St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr. Oblig. Group Proj.),
                          5.25%, 2/15/28                                                                                   502,775
           125,000     Shelby Co. Indl. Jail Bldg. Corp. Rev. Ref. Series 1996 (First Mtg. Proj.) (MBIA insured),
                          5.30%, 7/15/07                                                                                   125,078
           500,000     Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27                       499,355
                                                                                                                  ----------------
                                                                                                                        14,307,964
                                                                                                                  ----------------
     IOWA (1.2%)
                       Coralville Urban Renewal Rev. Tax Increment Series 2006-A:
           240,000        5.00%, 6/1/11                                                                                    242,371
           115,000        5.00%, 6/1/12                                                                                    116,244
           120,000        5.00%, 6/1/14                                                                                    120,880
           185,000        5.00%, 6/1/15                                                                                    186,034
           405,000     Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.375%, 12/1/16           398,816
           345,000     Iowa Fin. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Proj.), 5.40%, 12/1/10               345,624
                       IA Fin. Auth. Sr. Hsg. Rev. Ref. Series:
           350,000     2006-A (Bethany Life Cmntys. Proj.), 5.20%, 11/1/16                                                 346,406
           410,000     2007-A (Wedum Walnut Ridge LLC Proj.), 5.00%, 12/1/14                                               403,059
         1,130,000     IA Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1997-A (Kingswood Apts. Proj.)
                          (GNMA-collateralized), 6.15%, 5/1/32                                                           1,153,549
                       IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Securities Proj.):
           110,000        5.65%, 7/1/07                                                                                    110,004
           100,000        5.75%, 7/1/09                                                                                    102,301
           500,000     Palo Alto Co. Hosp. Rev. Series 2006 (Palo Alto Co. Hosp. Proj.), 5.25%, 8/1/24                     504,435
           400,000     Washington Co. Hosp. Rev. Series 2006 (Washington Co. Hosp. Proj.), 5.125%, 7/1/15                  402,476
                                                                                                                  ----------------
                                                                                                                         4,432,199
                                                                                                                  ----------------
     KANSAS (0.1%)
            35,000     Olathe & Labette Cos. Mtg. Loan Rev. Series 1991-B (GNMA collateralized) zero coupon,
                          7.56% effective yield on purchase date, 2/1/23                                                    11,707
           375,000     Sterling Educ. Fac. Rev. Series 2007 (Sterling College Proj.), 5.375%, 11/1/27                      368,374
                                                                                                                  ----------------
                                                                                                                           380,081
                                                                                                                  ----------------
     KENTUCKY (0.2%)
           250,000     Dawson Springs Water & Sewer Rev. Ref. Series 1997, 5.10%, 9/1/13                                   255,130
           350,000     KY Hsg. Corp. Rev. Series 2007-G, 4.75%, 7/1/32                                                     345,461
                                                                                                                  ----------------
                                                                                                                           600,591
                                                                                                                  ----------------
     LOUISIANA (3.7%)
         7,200,000     Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon,
                          6.46% effective yield, 4/1/34                                                                  1,317,240
           400,000     Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40                             405,156
                       East Baton Rouge Fin. Auth. Single Family Mtg. Rev. Ref Series 2007-A:
           750,000            4.40%, 10/1/23                                                                               723,420
           500,000            4.50%, 10/1/28                                                                               480,120
           600,000     Houma-Terrebonne Pub. Tr. Fin. Auth. Single Family Mortgage-Backed  Rev.
                           Series 2007 (GNMA/FNMA/FHLMC supported), 5.15%, 12/1/40                                         614,526

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           500,000     New Orleans Auth. Spl. Tax Sr. Sub. Series 2003-A (Ernest N Morial Proj.) (Ambac Insured),
                          5.25%, 7/15/28                                                                                   522,060
                       Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D:
           300,000            4.00%, 12/1/23                                                                                297,645
         1,900,000            5.00%, 6/1/38                                                                              1,958,007
           500,000     Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14                         496,260
         1,250,000     Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev.
                          Series 2007 (GNMA/FNMA/FHLMC supported), 5.35%, 1/1/41                                         1,305,325
                       LA Hsg. Fin. Agy. Single Family Mtg. Rev.:
           250,000        Series 2007-A1 (Home Ownership Proj.), 4.40%, 12/1/23                                            241,088
                          Series 2007-B1 (Home Ownership Proj.):
           250,000            4.80%, 12/1/22                                                                               252,350
         2,250,000            5.70%, 12/1/38                                                                             2,410,785
                       LA Public Facs. Auth. Rev:
           500,000        Series 1995-A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15                                       502,675
           750,000        Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate, 2/15/36                                 749,625
         1,500,000     St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.125%, 6/1/37                   1,510,260
           425,000     St. Tammany Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-A (Home Ownership
                          Prog. Proj.) (GNMA/FNMA/FHLMC Backed Securities Proj.), 5.25%, 12/1/39                           439,127
                                                                                                                  ----------------
                                                                                                                        14,225,669
                                                                                                                  ----------------
     MAINE (0.5%)
         1,000,000     Skowhegan Pollution Ctrl. Rev. Ref. Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13           1,001,620
         1,000,000     South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13                       1,016,510
                                                                                                                  ----------------
                                                                                                                         2,018,130
                                                                                                                  ----------------
     MARYLAND (0.6%)
           500,000     Annapolis Econ. Dev. Rev. Series 2007-B (St. Johns College Fac. Proj.), 5.00%, 10/1/27              507,180
           200,000     Howard Co. Retirement Cmnty. Rev. Ref. Series 2007-A (Vantage House Fac. Proj.), 4.50%,
                          4/1/10                                                                                           196,988
           310,000     MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%,
                          12/1/11                                                                                          309,684
         1,150,000     MD Hlth. & Hgr. Educ. Fac. Auth. Rev. Series 2007-B (King Farm Presbyterian Cmnty. Proj.),
                          4.75%, 1/1/13                                                                                  1,133,590
                                                                                                                  ----------------
                                                                                                                         2,147,442
                                                                                                                  ----------------
     MASSACHUSETTS (2.0%)
           380,000     Lynn Mass. Wtr. & Swr. Rev. Series 2003-A (MBIA Insured), 5.00%, 12/1/32                            390,055
           500,000     MA St. G.O. Series 2007-A (FGIC insured), variable rate, 5/1/37                                     499,750
         2,000,000     MA St. College Bldg. Auth. Proj. Rev. Series 1999-1 (MBIA Insured), 5.375%, 5/1/39                2,061,740
           250,000     MA Hlth. & Educ. Fac. Auth. Rev. Series 1993-E (South Shore Hosp. Proj.) (MBIA insured),
                          5.50%, 7/1/20                                                                                    252,592
                       MA Dev. Fin. Agy. Rev.
                          Series 2005 (Evergreen Ctr., Inc.):
           195,000            4.00%, 1/1/08                                                                                194,555
           200,000            4.00%, 1/1/09                                                                                198,388
           500,000        Series 2005-A (Curry College Proj.) (ACA Insured), 4.55%, 3/1/16                                 496,330
           550,000        Series 2007 (Orchard Cove Proj.), 5.00%, 10/1/17                                                 551,711
                       MA Indus. Fin. Agy. Rev. Series:
           600,000        1995 (St. Mark's School Issue), 6.00%, 1/1/15                                                    606,426
         1,250,000        1997 (Trustees Deerfield Academy Proj.), 5.00%, 10/1/23                                        1,270,962
         1,000,000        1998-H (Tufts Univ. Proj.), 4.75%, 2/15/28                                                     1,003,050
                                                                                                                  ----------------
                                                                                                                         7,525,559
                                                                                                                  ----------------
     MICHIGAN (2.2%)
                       Chandler Park Academy Public School Rev. Series 2005:
            80,000        3.60%, 11/1/07                                                                                    79,726
           125,000        4.00%, 11/1/09                                                                                   123,213
           500,000        5.00%, 11/1/22                                                                                   501,995
         1,000,000     Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35                         1,080,020
                       Kentwood Econ. Dev. Ltd. Oblig. Series 2006-A (Holland Home Proj.):
         1,000,000        5.25%, 11/15/26                                                                                  995,120
           500,000        5.375%, 11/15/36                                                                                 503,445
                       MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.):
           115,000        5.125%, 9/1/11                                                                                   114,693
           250,000        5.50%, 9/1/19                                                                                    252,130
           500,000     MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Series 2007 (Richfield Pub. Sch. Proj.),
                          5.00%, 9/1/22                                                                                    495,245
           500,000     MI St. Univ. Gen. Rev. Series 2007-B (Ambac insured), variable rate, 2/15/37                        499,750

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           750,000     Monroe Co. Hosp. Fin. Auth. Hosp. Rev. Ref. Series 2006 (Mercy Memorial Hosp. Proj.),
                          5.375%, 6/1/26                                                                                   768,382
           500,000     Plymouth Educ. Ctr. Charter Schl. Academy Rev. Ref. Series 2005, 5.00%, 11/1/11                     503,845
           300,000     Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured),
                          5.625%, 6/1/22                                                                                   315,294
         2,095,000     Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998-A (Lawrence Tech. Univ.
                          Proj.), 5.25%, 2/1/13                                                                          2,119,386
                                                                                                                  ----------------
                                                                                                                         8,352,244
                                                                                                                  ----------------
     MINNESOTA (2.0%)
           740,000     Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%,
                          4/1/20                                                                                           756,021
         5,147,819     Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32                               5,198,422
         1,000,000     MN St. Hgr. Educ. Fac. Auth. Rev. Series 2006-6M (College of St. Benedict Proj.), 4.493%,
                          10/1/16                                                                                          996,440
           600,000     St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.), 5.63%,
                          10/1/33                                                                                          612,174
                                                                                                                  ----------------
                                                                                                                         7,563,057
                                                                                                                  ----------------
     MISSISSIPPI (0.8%)
                       MS Dev. Bank Spl. Oblig. Rev. Ref.:
           325,000        Series 1998 (Three Rivers Solid Waste Proj.), 5.125%, 7/1/14                                     324,977
                          Series 2006-B (Magnolia Regl. Hlth. Ctr. Proj.):
         1,000,000            5.00%, 10/1/13                                                                             1,013,990
           200,000            4.00%, 10/1/08                                                                               199,240
           100,000     MS Business Fin. Corp. Hlth. Fac. Rev. Series 1998 (Rush Medical Foundation Inc. Proj.),
                          5.375%, 7/1/15                                                                                   103,374
           250,000     MS Home Corp. Single Fam. Mtg. Rev. Series 2007-C1 (GNMA/FNMA/FHLMC supported), 5.60%,
                          6/1/38                                                                                           263,627
                       MS Hosp. Equip. & Facs. Auth. Rev. Series 2007-A (MS Baptist Hlth. Sys. Inc. Proj.):
           365,000        5.00%, 8/15/26                                                                                   366,708
           750,000        5.00%, 8/15/29                                                                                   746,970
                                                                                                                  ----------------
                                                                                                                         3,018,886
                                                                                                                  ----------------
     MISSOURI (2.9%)
           200,000     Branson Cmnty. Park Impt. Dist. Spl. Assessment Rev. Series 2007-A, 5.00%, 6/1/10                   198,800
                       Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. (Southwest MO Hosp. Assoc. Proj.):
            80,000        Series 2002, 5.75%, 6/1/32                                                                        83,294
         1,000,000        Series 2007, 5.00%, 6/1/36                                                                       992,400
           500,000     Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27                     507,370
         1,000,000     Gravois Bluffs Transportation Dev. Dist. Sales Tax Rev. Series 2007, 4.75%, 5/1/32                  974,160
           155,000     Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09                                156,961
           335,000     Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006
                          (Stardust-Munger Proj.), 4.70%, 4/15/23                                                          330,568
           250,000     Harrisonville Annual Approp. Tax. Rev. Ref. Series 2007 (Harrisonville Towne Ctr. Proj.),
                          4.625%, 11/1/28                                                                                  235,735
         1,000,000     Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%,
                          5/15/17                                                                                        1,016,700
           600,000     Lincoln Univ. Auxiliary Sys. Rev. Subordinate Series 2007, 4.65%, 6/1/21                            603,396
           550,000     MO Dev. Finance Board Infrastructure Fac. Rev.:
                          Series 2000A (Eastland Ctr. Proj. Phase 1). 5.75%, 4/1/12                                        567,066
         1,000,000        Series 2000-B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15                                     1,035,230
                          Series 2007-E (Independence - Centerpoint Proj.):
           250,000            5.125%, 4/1/25                                                                               253,140
           500,000            4.75%, 4/1/28                                                                                483,935
                       MO Hlth. & Educ. Fac. Auth. Rev. Series:
           500,000        2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 5.375%, 2/1/35                                515,040
           500,000        2007-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 4.875%, 2/1/18                                501,690
           485,000     MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09         483,875
                       MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Ref.:
           825,000        Series 1996, 5.25%, 12/1/09                                                                      834,133
           400,000     Riverside Indl. Dev. Auth. Rev. Series 2007-B (Riverside Horizons Proj.) (ACA insured),
                          4.50%, 5/1/27                                                                                    375,472
           485,000     St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.),
                          5.125%, 5/1/26                                                                                   480,344
           275,000     Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15         275,281
                                                                                                                  ----------------
                                                                                                                        10,904,590
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     MONTANA (0.5%)
           954,159     MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21            974,454
           750,000     MT Fac. Fin. Auth. Rev. Series 2007-C (St. Luke Cmnty. Healthcare Proj.), 5.00%, 1/1/22             775,807
                                                                                                                  ----------------
                                                                                                                         1,750,261
                                                                                                                  ----------------
     NEBRASKA (0.2%)
                       Douglas Co. San. & Impt.:
           200,000        Dists. No. 420 G.O. Series 2003, 5.75%, 10/15/26                                                 201,342
           220,000        Dists. No. 375 G.O. Series 2003 (Walnut Ridge Proj.) , 5.30%, 12/15/23                           222,600
           500,000     Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%, 7/1/12          496,305
                                                                                                                  ----------------
                                                                                                                           920,247
                                                                                                                  ----------------
     NEVADA (0.9%)
         1,000,000     Clark Co. Poll. Ctrl. Rev. Ref. Series 1995-D (Nev. Pwr. Co. Proj.) (ACA-CBI Insured),
                          5.30%, 10/1/11                                                                                 1,002,650
           415,000     Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17                          409,883
           600,000     Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                             656,292
           340,000     North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist.
                          No. 60), 4.50%, 12/1/10                                                                          338,922
           120,000     NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B-1, 5.30%, 4/1/16                                122,494
                       Reno Hosp. Rev. Series 2007-A (Renown Regl. Med. Ctr. Proj.):
           500,000        5.00%, 6/1/22                                                                                    505,440
           500,000        5.25%, 6/1/32                                                                                    513,205
                                                                                                                  ----------------
                                                                                                                         3,548,886
                                                                                                                  ----------------
     NEW HAMPSHIRE (1.3%)
                       Manchester Hsg. & Redev. Auth. Rev.:
           300,000        Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19                        173,628
           890,000        Series 2000-A (ACA insured), 6.75%, 1/1/15                                                       944,477
                       NH Hlth. & Educ. Fac. Auth. Rev.:
           500,000        Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14                                                513,970
           485,000        Series 2006 (The Memorial Hosp. Proj.), 5.25%, 6/1/16                                            502,450
           615,000        Series 2006-A (Havenwood-Heritage Heights Proj.), 5.00%, 1/1/16                                  611,636
                       NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
           255,000        5.00%, 7/1/10                                                                                    255,209
           500,000        5.00%, 7/1/16                                                                                    495,710
           690,000     NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.), 5.75%,
                          8/1/12                                                                                           696,431
           135,000     NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Monadnock Cmnty. Hosp.), 5.25%,
                          10/1/07                                                                                          135,257
           265,000     NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08            265,938
           190,000     NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (Rivier College Proj.), 5.55%, 1/1/18           193,811
                                                                                                                  ----------------
                                                                                                                         4,788,517
                                                                                                                  ----------------
     NEW JERSEY (0.5%)
                       NJ Hlth. Care Facs. Fin. Auth. Rev.:
           365,000        Series 1997 (Capital Health Sys. Proj.), 5.125%, 7/1/12                                          371,497
           250,000        Series 2002 (Englewood Hosp. Proj.) (FHA insured), 5.00%, 2/1/21                                 257,222
           500,000        Series 2007-E (Catholic Hlth. East Issue Proj.), variable rate, 11/15/33                         495,125
         1,000,000     Tobacco Settlement Fin. Corp. Series 2007-1A, 5.00%, 6/1/41                                         943,960
                                                                                                                  ----------------
                                                                                                                         2,067,804
                                                                                                                  ----------------
     NEW MEXICO (0.6%)
           750,000     Farmington Hosp. Rev. Series 2007-A (San Juan Regl. Med. Ctr. Proj.), 5.25%, 6/1/27                 769,215
           665,000     NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26                   672,288
           500,000     NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003-A (Villa Del Oso Apts. Proj.),
                          6.00%, 7/1/17                                                                                    554,130
           250,000     NM State Hosp. Equip. Ln. Council Hosp. Rev. Ref. Series 2007-A (Rehoboth Proj.), 5.00%,
                          8/15/17                                                                                          245,508
                                                                                                                  ----------------
                                                                                                                         2,241,141
                                                                                                                  ----------------
     NEW YORK (1.1%)
           250,000     Albany Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A (Brighter Choice Charter Sch. Proj.),
                          5.00%, 4/1/20                                                                                    251,902
           500,000     Amherst Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Beechwood Hlth. Care Ctr. Inc. Proj.),
                          4.875%, 1/1/13                                                                                   498,685
           500,000     Genesee Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (United Mem. Med. Ctr. Proj.),
                          4.75%, 12/1/14                                                                                   492,310

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           170,000     Monroe Co. Indl. Dev. Agy. Student Hsg. Rev. Series 1999-A (Collegiate Hsg. Fdn. -
                          Rochester Institute of Technology Proj.), 4.90%, 4/1/09                                          170,913
         1,230,000     NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                      1,243,050
           650,000     NY Dorm Auth. Debt Rev. Series 2007-B (N Shore Proj.), variable rate, 5/1/33                        643,500
           170,000     NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21                     167,153
                       NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
           410,000        Series 2003-C1, 5.00%, 6/1/11                                                                    410,533
           250,000     Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A, 5.00%, 12/1/23               247,450
                                                                                                                  ----------------
                                                                                                                         4,125,496
                                                                                                                  ----------------
     NORTH CAROLINA (1.1%)
           400,000     Albemarle Hosp. Auth. Healthcare Fac. Rev. Ref. Series 2007, 5.25%, 10/1/21                         411,148
           375,000     Asheville Certificates of Participation Series 1997-A, 5.125%, 6/1/18                               379,072
           500,000     Charlotte-Mecklenburg Hosp. Auth. Hlth. Care Sys. Rev. Series 1997-A (Carolinas Hlth.
                          Care Proj.), 5.00%, 1/15/14                                                                      507,255
           160,000     Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp.
                          Proj.), 5.25%, 12/1/09                                                                           160,118
           250,000     NC Med. Care Commission Hosp. Rev. Series 1995 (Gaston Memorial Hsop. Proj.), 5.50%,
                          2/15/19                                                                                          255,490
                       NC Med. Care Commission Retirement Facs. Rev. Ref. Series 2007:
           375,000        (Givens Estates), 5.00%, 7/1/27                                                                  372,656
           250,000        (Village at Brookwood Proj.), 5.25%, 1/1/32                                                      244,970
           150,000     NC Med. Care. Commission Hlth. Care Facs. Rev. Series 1998-B (Novant Hlth. Proj.), 5.00%,
                          10/1/28                                                                                          152,806
                       NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A:
           500,000        (The ARC of NC Proj.), 4.65%, 10/1/14                                                            496,715
           700,000        (ARC Proj.), 5.80%, 10/1/34                                                                      732,620
           420,000     NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.)
                          (FSA insured), 5.375%, 10/1/24                                                                   443,797
           190,000     Northern Hosp. Dist. Surry. Co. Hlth. Care Facs. Rev. Series 1999, 5.50%, 10/1/19                   197,644
                                                                                                                  ----------------
                                                                                                                         4,354,291
                                                                                                                  ----------------
     NORTH DAKOTA (0.4%)
           750,000     City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32                        750,000
                       Grand Forks Sr. Hsr. Rev. Ref. Series 2006 (4000 VY Square Proj.), 4.50%, 12/1/08
           260,000        4.50%, 12/1/08                                                                                   259,672
           395,000        4.60%, 12/1/10                                                                                   394,084
           175,000     Williams Co. Sales Tax Rev. Series 2006, 5.00%, 11/1/31                                             175,628
                                                                                                                  ----------------
                                                                                                                         1,579,384
                                                                                                                  ----------------
     NORTHERN MARIANA ISLANDS (0.1%)
           500,000     Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22                       497,850
                                                                                                                  ----------------
     OHIO (2.3%)
           100,000     Akron Bath Copley Twp. Hosp. Dist. Rev. Series 2006-A (Akron Gen. Hlth. Sys. Proj.),
                          4.00%, 1/1/08                                                                                     99,985
           330,000     Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21                   331,129
           295,000     Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund
                          Capital Imprv. Proj.), 5.375%, 5/15/19                                                           299,564
                       Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
           700,000        Series 2004-D (Garfield Heights Proj.), 5.25%, 5/15/23                                           709,373
           610,000        Series 2004-E (Meyers Univ. Proj.), 4.65%, 5/15/14                                               605,120
           530,000        Series 2004-E (Meyers Univ. Proj.), 5.60%, 5/15/25                                               547,077
           270,000        Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25                                                 271,812
           750,000        Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21                              765,502
           430,000     Cleveland C.O.P. Series 1997 (Cleveland Stadium Proj.), 5.25%, 11/15/27                             439,899
         1,000,000     Dayton Special Facs. Rev. Ref. Series 1998-A (Emery Air Freight Proj.), 5.625%, 2/1/18            1,027,260
         1,500,000     Hamilton Co. Hlth. Care Rev. Ref. Series 2006-A (Life Enriching Cmntys. Proj.), 5.00%,
                          1/1/27                                                                                         1,490,760
           750,000     Huron Co. Hosp. Fac. Rev. Ref. & Impt. Series 2007 (Fisher - Titus Med. Proj.), 5.00%,
                          12/1/22                                                                                          759,930
           805,000     Lorain Co. Hosp. Rev. Series 1997-B (Catholic Hlth.Care Partners Proj.) (MBIA insured),
                          5.50%, 9/1/27                                                                                    822,815
           500,000     Miami Co. Hosp. Fac. Rev. Ref. Impt. Series 2006 (Upper Valley Med. Ctr. Proj.), 5.25%,
                          5/15/17                                                                                          520,850
                                                                                                                  ----------------
                                                                                                                         8,691,076
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     OKLAHOMA (2.3%)
                       Citizen Potawatomi Nation Tax Rev. Series 2004-A:
           660,000        5.00%, 9/1/08                                                                                    658,469
           500,000        6.50%, 9/1/16                                                                                    524,830
           250,000     Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.) (ACA insured), 5.00%,
                          5/1/35                                                                                           250,788
           500,000     McClain Co. Econ. Dev. Auth. Educ. Fac. Lease Rev. Series 2006 (Newcastle Pub. School
                          Proj.), 4.125%, 9/1/08                                                                           499,325
                       Norman Regl. Hosp. Auth. Rev.:
         1,500,000        Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/16                                              1,519,470
           340,000        Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/21                                                344,413
           500,000        Series 2005, 5.50%, 9/1/24                                                                       520,040
           250,000        Ref. & Impt. Series 2007, 5.00%, 9/1/27                                                          247,788
         1,150,000     Oklahoma Dev. Fin. Auth. Rev. Ref. Series 2007 (St. John Hlth. Sys. Proj.), 5.00%, 2/15/32        1,162,201
           915,000     Oklahoma St. Ind. Auth Rev. Series 2006 (YMCA Greater OK Earlywine Proj.), 4.875%, 7/1/22           894,714
           445,000     Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14                                       463,009
         1,250,000     Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996 (Jane Phillips Med. Ctr.
                          Proj.) (Connie Lee insured), 5.50%, 11/1/10                                                    1,263,900
           500,000     Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16                                             524,295
                                                                                                                  ----------------
                                                                                                                         8,873,242
                                                                                                                  ----------------
     OREGON (0.9%)
           500,000     Cow Creek Band Umpqua Tribe of Indians Rev. Series 2006-C, 4.875%, 10/1/08                          499,560
           200,000     Klamath Falls Intercmnty. Hosp. Auth. Rev. Ref. Series 2002 (Merle West Med. Ctr. Proj.),
                          5.20%, 9/1/09                                                                                    202,316
         1,250,000     OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42                                   1,277,775
           130,000     OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000-K, 5.70%, 7/1/22                                  130,770
         1,475,000     Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.), 5.00%,
                          1/1/21                                                                                         1,455,058
                                                                                                                  ----------------
                                                                                                                         3,565,479
                                                                                                                  ----------------
     PENNSYLVANIA (5.2%)
                       Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.):
           245,000        3.30%, 4/1/08                                                                                    243,170
           135,000        3.875%, 4/1/10                                                                                   132,898
           500,000     Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.), variable rate,
                          10/1/34                                                                                          500,000
           565,000     Chartiers Valley Indl. & Commercial Dev. Auth. Rev. Ref. Series 2003-A
                          (Friendship Village South Proj.), 4.75%, 8/15/11                                                 563,294
         1,210,000     Delaware River Port Auth. PA & NJ Rev. Series 1995 (FGIC insured), 5.50%, 1/1/26                  1,220,200
           555,000     Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21                                                546,336
           500,000     Harrisburg Auth. Univ. Rev. Series 2007-A (Harrisburg Univ of Science Proj.), 5.40%, 9/1/16         501,395
           600,000     Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.), variable rate,
                          5/1/37                                                                                           598,500
         2,750,000     Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12           2,735,673
                       Lancaster Co. Hosp. Auth. Rev.:
           200,000        Series 1994 (Hlth. Center-Masonic Homes Proj.), 5.30%, 11/15/08                                  200,298
           250,000        Series 2006 (Hlth. Center-Masonic Homes Proj.), 5.00%, 11/1/26                                   251,652
           250,000     Lehigh Co. General Purpose Auth. Rev. Rev. Series 2007 (Saint Luke's Bethlehem Proj.),
                          variable rate, 8/15/42                                                                           245,250
         1,575,000     Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28              1,590,419
           365,000     PA Econ. Dev. Fin. Auth. Rev. Series 1998-A (Northwestern Human Svcs. Proj.) (ACA
                          insured), 4.875%, 6/1/08                                                                         367,194
         3,890,000     PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny Delaware Valley
                          Obligated Group, Inc.) (MBIA insured), 5.875%, 11/15/16                                        3,973,090
                       PA Higher Educ. Fac. Auth.  Rev.:
           190,000        Unrefunded Balance Series 1998 (Temple Univ. Proj.), 5.00%, 4/1/21                               193,287
           590,000        Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30                           611,323
                          Series 2005 (Widener Univ. Proj.):
           100,000            3.00%, 7/15/07                                                                                99,953
           190,000            3.10%, 7/15/08                                                                               188,125
           370,000        Series 2006-FF2 (Assn. Indpt. Colleges & Univ. Proj.) (Radian insured), 5.00%, 12/15/24          379,124
           500,000        Series 2007-A (Indiana Univ. Proj.) (XLCA insured), variable rate, 7/1/39                        499,750
           500,000        Ref. Series 2007 (Philadelphia Univ. Proj.), 5.00%, 6/1/22                                       502,700
         1,000,000     PA Hgr. Educ. Fac. Auth. College & Univ. Rev. Series 1998 (Geneva College Proj.), 5.375%,
                          4/1/15                                                                                         1,019,510
                       Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. (Temple Univ Hosp. Proj.):
                          Series 1993-A:
           530,000            6.50%, 11/15/08                                                                              539,625
           385,000            6.625%, 11/15/23                                                                             386,278
           440,000        Series 1997, 5.875%, 11/15/23                                                                    445,531
         1,200,000     Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29                                             1,288,428
                                                                                                                  ----------------
                                                                                                                        19,823,003
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     PUERTO RICO (0.3%)
           500,000     Puerto RicoElec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                         497,500
           500,000     Puerto Rico Commonwealth Hwy. & Transportation Auth. Rev. Ref. Series 2007-N, variable
                          rate, 7/1/45                                                                                     499,250
                                                                                                                  ----------------
                                                                                                                           996,750
                                                                                                                  ----------------
     RHODE ISLAND (0.4%)
           260,000     RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%,
                          10/1/15                                                                                          260,970
                       RI Hlth. & Educ. Bldg. Corp. Rev. Series:
           250,000        1996 (Lifespan Oblig. Group Proj.), 5.25%, 5/15/26                                               254,407
                          1997 (Steere House Proj.):
           260,000            5.375%, 7/1/07                                                                               260,010
           565,000            5.80%, 7/1/20                                                                                570,904
                                                                                                                  ----------------
                                                                                                                         1,346,291
                                                                                                                  ----------------
     SOUTH CAROLINA (2.2%)
                       Berkeley Co. Sch. Dist. Intallment Lease (Securing Assets For Education Proj.):
           500,000        Series 2003, 5.25%, 12/01/19                                                                     520,415
         1,250,000        Series 2003, 5.25%, 12/01/20                                                                   1,298,212
         1,000,000        Series 2006, 5.00%, 12/1/20                                                                    1,033,360
           250,000         Series 2006 (CIFG insured), 4.75%, 12/1/31                                                      249,633
           400,000     Charleston Educ. Excellence Fin. Rev. Series 2005 (Charleston Co. Schl. Dist. Proj.),
                          5.25%, 12/1/20                                                                                   421,684
           300,000     Dorchester Co. Sch. Dist. No. 2 Rev. Series 2004 (Growth Remedy Proj.), 5.25%, 12/1/29              310,797
            60,000     Greenville Hosp. Sys. Hosp. Fac. Rev. Series 2001, 5.00%, 5/1/31                                     60,975
         1,500,000     Kershaw Co. Public Sch. Fdn. Installment Pwr. Rev. Series 2006 (Kershaw Co. Sch. Dist.
                          Proj.) (CIFG insured), 5.00%, 12/1/25                                                          1,547,715
           500,000     Scago Educ. Fac. Corp. For Beaufort Sch. Dist. Installment Rev. Series 2006 (FSA Insured),
                          5.00%, 12/1/31                                                                                   514,750
                       SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Ref. & Impt. Series 2006 (Hampton Regl. Med.
                          Proj.):
           390,000        4.60%, 11/1/09                                                                                   388,526
           735,000        4.65%, 11/1/11                                                                                   728,701
           500,000     SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Series 2006 (Tuomey Regl. Med. Ctr. Proj.)
                              (CIFG insured), 5.00%, 11/1/30                                                               513,995
           885,000     SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. Ref. Series 2007 (Lutheran Homes Proj.),
                          4.875%, 5/1/10                                                                                   885,062
                                                                                                                  ----------------
                                                                                                                         8,473,825
                                                                                                                  ----------------
     SOUTH DAKOTA (0.8%)
                       SD Hlth. & Educ. Fac. Auth. Rev.:
           250,000        Series 2007 (Sanford Health Proj.), 5.00%, 11/1/27                                               254,457
                          Ref. Series 2006 (Huron Regional Med. Ctr. Proj.):
           125,000            4.25%, 4/1/08                                                                                124,984
           410,000        Series 2006 (Westhills Village Retirement Community), 5.00%, 9/1/19                              415,396
         1,700,000        Series 2004 (Avera Health Proj.), variable rate, 7/1/24                                        1,700,000
           500,000        Series 2004-A (Sioux Valley Hosp. & Hlth.), 5.25%, 11/1/34                                       514,680
                                                                                                                  ----------------
                                                                                                                         3,009,517
                                                                                                                  ----------------
     TENNESSEE (2.3%)
           500,000     Blount Co. Hlth. & Educ. Fac. Brd. Rev. Ref. Series 2007-A (Asbury Inc. Proj.), 4.75%,
                          4/1/12                                                                                           496,400
           500,000     Johnson City Hlth. & Educ. Fac. Brd. Hosp. Rev. Series 2006-A (Mountain States Hlth.
                          Alliance Proj.), 5.50%, 7/1/31                                                                   517,215
           500,000     Knox Co. Hlth. Educ. & Hsg. Fac. Brd. Rev. Series 1999 (Univ. Hlth. Sys. Inc. Proj.),
                          5.25%, 4/1/27                                                                                    508,360
           500,000     Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev.
                          Series 2005-A (Prestige Proj.), 7.50%, 12/20/40                                                  498,765
                       Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.:
           250,000        Series 1994-A (Section 8) (FNMA collateralized), 6.00%, 4/1/24                                   250,030
           240,000        Series 2001-A (GNMA collateralized), 6.625%, 3/20/36                                             259,757
                       Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                          (CME Memphis Apts. Proj.):
         1,850,000            Senior Series 1998-A, 5.35%, 1/1/19 (3)                                                      753,413
         7,875,000            Senior Series 1998-A, 5.55%, 1/1/29 (3)                                                    3,100,860
         1,630,000            Subordinate Series 1998-C, 6.00%, 1/1/29 (3)                                                      16
                          (Eastwood Park Apts. Proj.):
         1,000,000            Senior Series 1995-A2, 6.40%, 9/1/25 (3)                                                     399,980
           405,000            Subordinate Series 1995-C, 7.50%, 9/1/25 (3)                                                       4
                          (Raleigh Forest & Sherwood Apts. Proj.):

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         2,670,000            Senior Series 1996-A, 6.60%, 1/1/26 (3)                                                    1,067,279
           610,000            Subordinate Series 1996-C, 7.25%, 1/1/26 (3)                                                   1,397
           500,000        Series 2006-A (Trezevant Manor Proj.), 4.90%, 9/1/11                                             498,420
           500,000        Sullivan Co. Hlth. Educ. & Hsg. Fac. Brd. Hosp. Rev. Series 2006-C,
                              (Wellmont Hlth. Sys. Proj.), 5.25%, 9/1/36                                                   507,600
                                                                                                                  ----------------
                                                                                                                         8,859,496
                                                                                                                  ----------------
     TEXAS (9.6%)
         2,500,000     Arlington Special Oblig. Rev. Series 2005-A (Special Tax-Dallas Cowboys Proj.), 5.00%,
                          8/15/34                                                                                        2,585,300
           400,000     Austin Convention Enterprises, Inc. (Convention Ctr.) Rev. Ref. Series 2006-B, 6.00%,
                          1/1/10                                                                                           409,120
                       Austin Utilities System Rev. Ref.:
            20,000        Series 1993 (MBIA insured), 5.25%, 5/15/18                                                        20,021
           500,000        Series 1997, 5.125%, 11/15/13                                                                    502,330
         1,000,000     Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement
                          Services, Inc. Obligated Group, Proj.), 5.00%, 11/15/11                                        1,017,570
         1,500,000     Bexar Co. Hlth. Fac. Dev. Corp. Rev. Ref. Series 1993 (Incarnate Word Hlth. Svcs. Proj.)
                          (FSA insured), 6.10%, 11/15/23                                                                 1,536,000
                       Bexar Co. HFC Multifamily Hsg. Rev.:
           560,000        Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                              560,980
           145,000        Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts.
                             Proj.), 7.50%, 12/1/14                                                                        149,063
         1,000,000        Series 2001-A-1 (Stablewood Farms Proj.) (GNMA Insured), 6.25%, 7/20/43                        1,088,110
           440,000        Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21                          466,638
           495,000     Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                              514,152
           500,000     Brazos Co. Hlth. Fac. Dev. Corp. Franciscan Svcs. Corp. Series 2002, 5.38%, 1/1/32                  513,795
           500,000     Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33           493,935
           750,000     Cameron Educ. Corp. Rev. Series 2006-A (Faith Family Academy Proj.) (ACA Insured), 5.00%,
                          8/15/21                                                                                          765,945
           115,000     Dallas Area Rapid Transit Rev. Sr. Lien Unrefunded Balance Series 2001 (Ambac insured),
                          5.00%, 12/1/26                                                                                   117,509
         6,099,000     Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.),
                          6.75%, 10/20/32                                                                                6,471,893
           500,000     Fort Bend Co. Tax Levee Impt. Dist. No. 17 G.O. Series 2007 (Radian insured), 5.00%, 9/1/32         507,315
           500,000     Galveston Co. Hlth. Fac. Dev. Corp. Rev. Series 1995 (Devereux Foundation Proj.)
                          (MBIA insured), 5.00%, 11/1/14                                                                   503,935
                       Garza Co. Public Hlth. Fac. Corp. Rev.
           750,000        Series 2006, 5.00%, 10/1/11                                                                      759,112
           500,000        Series 2006, 5.50%, 10/1/16                                                                      525,295
           100,000     Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.), 5.00%, 11/15/28           100,874
           500,000     Harris Co. Municipal Util. Dist. No. 360 G.O. Series 1998 (FSA Insured), 4.875%, 12/1/23            501,515
           310,000     Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 1998 (Hermann Hosp. Sys. Proj.)
                              FSA insured), 5.25%, 6/1/27                                                                  315,654
           700,000     Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.), 5.00%, 8/15/19                700,742
           750,000     Houston Cmnty. College G.O. Ref. Series 2005, 5.00%, 2/15/12                                        750,893
                       Kerrville Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2005 (Sid Peterson Memorial Hosp. Proj.):
           655,000         4.125%, 8/15/10                                                                                 648,633
         1,500,000         5.45%, 8/15/35                                                                                1,512,720
            40,596     Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11                             41,354
                       Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
           485,000        Series 2000-A, 7.00%, 2/15/10                                                                    505,792
           750,000        Series 2005, 5.00%, 2/15/15                                                                      754,680
         1,000,000     Muleshoe Indpt. Sch. Dist. G.O. Series 2006 (Sch. Bldg. Proj.), 5.00%, 2/15/31                    1,000,900
         1,250,000     North Harris Co. Regl. Water Auth. Rev. Sr. Lien Series 2005 (MBIA Insured), 5.00%,
                          12/15/32                                                                                       1,277,287
                       Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
           610,000        5.50%, 12/1/18                                                                                   621,901
         1,135,000        5.625%, 12/1/28                                                                                1,157,189
           250,000     San Leanna Educ. Fac. Corp. Rev. Ref. Series 2007 (Saint Edwards Univ. Proj.), 5.00%,
                          6/1/20                                                                                           252,915
           350,000     Sendero I Pub. Fac. Corp. Multifamily Hsg. Rev. Series 2003-A (Crown Meadows Proj.),
                          5.00%, 6/1/23                                                                                    356,867
         1,000,000     Tarrant Co. HFC Hosp. Rev. Ref. Series 2007 (Cook Childrens Med. Ctr. Proj.) (FSA
                          insured), 5.00%, 12/1/27                                                                       1,032,790
                       Tarrant Co. HFC Multifamily Hsg. Rev.:
           490,000        Subordinate Series 2001-C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                              2,818
                       TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
           380,000        Senior Series 2001-A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08                            378,921
           740,000        Junior Series 2001-B (NHT / GTEX Proj.), 6.75%, 10/1/16 (3)                                       98,553
                       TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sub. Lien Rev.:
           250,000        Series 2006-B, Variable Rate, 12/15/26                                                           249,500
           500,000        Series 2006-C, Variable Rate, 12/15/26                                                           499,975

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           265,000     TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%,
                          9/1/16                                                                                           266,972
           205,000     TX St. Student Hsg. Corp. Rev. Series 2002 (Midwestern St. Univ. Proj.), 5.50%, 9/1/12              207,280
                       TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
         1,000,000        Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28                                  1,007,800
           750,000        Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18                                             742,545
           835,000     Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005
                          (Querencia Barton Creek Proj.), 4.90%, 11/15/13                                                  836,720
           400,000     Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997-B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27           409,660
           750,000     Whitehouse TX Indpt. Sch. Dist. Cap. Apprec. G.O. Ref. Series 2007 (Sch. Building Proj.),
                          zero coupon, 4.65% effective yield, 2/15/25                                                      306,998
           500,000     Winkler Co. G.O. Series 2006 (Radian insured ), 5.25%, 2/15/31                                      520,010
                                                                                                                  ----------------
                                                                                                                        36,568,476
                                                                                                                  ----------------
     UTAH (0.8%)
           725,000     Eagle Mountain Water & Sewer Rev. Ref. Series 2000 (ACA insured), 5.60%, 11/15/13                   757,552
           250,000     Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdtn. Proj.), 5.50%, 6/15/37                   243,200
         1,000,000     Salt Lake Co. College Rev. Series 1997 (Westminster College Proj.), 5.75%, 10/1/27                1,014,600
           857,000     UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27                                          835,884
           240,000     UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996-A (Section 8)
                          (FHA insured), 6.10%, 7/1/22                                                                     244,562
                                                                                                                  ----------------
                                                                                                                         3,095,798
                                                                                                                  ----------------
     VERMONT (0.1%)
                       VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
           400,000        Series 2003-A (Vermont Law School Proj.), 5.00%, 1/1/13                                          399,844
                                                                                                                  ----------------
                                                                                                                           399,844
                                                                                                                  ----------------
     VIRGINIA (1.2%)
           415,000     Alexandria Indl. Dev. Auth. Rev. Pollution Control Ref. Series 1994 (Potomac Electric
                          Proj.) (MBIA insured), 5.375%, 2/15/24                                                           415,448
           250,000     Chesterfield Co. Indl. Dev. Auth. Pollution Ctrl. Rev. Series 1987-A Rmktg.
                          (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                                     264,975
         1,000,000     Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36                          997,690
           250,000     Henrico Co. Econ. Dev. Auth. Res. Care Fac. Rev. Ref. Mortgage Series 2006
                          (Westminster Canterbury Proj.), 5.00%, 10/1/27                                                   249,035
           100,000     Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese
                          Arlington): 5.00%, 10/1/18                                                                       102,066
           400,000     Suffolk Indl. Dev. Auth. Retirement Facs. Rev. Ref. Series 2006 (Lake Prince Ctr. Proj.),
                          4.625%, 9/1/11                                                                                   399,856
         2,000,000     Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (MBIA insured), 5.375%,
                          7/1/36                                                                                         2,056,100
                                                                                                                  ----------------
                                                                                                                         4,485,170
                                                                                                                  ----------------
     WASHINGTON (1.6%)
         2,000,000     King Co. G.O. Ref. Series 1998-B, 5.00%, 1/1/30                                                   2,020,600
           500,000     Skagit Co. Public Hosp. Dist. No. 001  Rev. Series 2005 (Skagit Valley Hosp. Proj.),
                          5.50%, 12/1/13                                                                                   521,370
           500,000     WA G.O. Variable Purpose Series 2001-A (FSA insured), 5.00%, 7/1/22                                 512,935
                       WA State Hsg. Fin. Commn. Nonprofit Rev. Series:
         1,750,000        2007-A (Skyline At First hill Proj.), 5.25%, 1/1/17                                            1,755,198
         1,250,000        2007-B (Skyline At First Hill Proj.), 5.10%, 1/1/13                                            1,245,263
                                                                                                                  ----------------
                                                                                                                         6,055,366
                                                                                                                  ----------------
     WEST VIRGINIA (0.3%)
         1,250,000     Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15            1,285,062
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     WISCONSIN (3.1%)
           500,000     Freedom Co. Dist. No. 1 Waterworks Sys. Rev. Series 2006 (Bond Antic Notes), 4.90%, 6/1/11          501,855
           500,000     Milwaukee Redev. Auth. Rev. Series 2005-A (Science Ed. Consortium Proj.), 5.125%, 8/1/15            501,535
                       WI Hlth. & Educ. Fac. Auth. Rev.:
           195,000        Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                              195,507
         2,450,000        Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                         2,505,101
           200,000        Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                           205,430
           500,000        Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                             510,040
           900,000        Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                              919,674
                          Series 2001 (Agnesian Healthcare, Inc. Proj.):
           550,000            6.00%, 7/1/17                                                                                578,083
           340,000            6.00%, 7/1/21                                                                                355,966
         1,025,000        Series 2003-A (Wheaton Franciscan Svcs. Proj.), 5.125%, 8/15/33                                1,019,824
                          Series 2003 (Synergy Hlth., Inc. Proj.):
           235,000            6.00%, 11/15/23                                                                              250,235
           250,000            6.00%, 11/15/32                                                                              267,160
           225,000        Ref. Series 2003 (Three Pillars Proj.), 4.60%, 8/15/13                                           223,567
           105,000        Series 2004-A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11                                   102,536
           450,000        Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                       466,204
           425,000        Series 2004 (Beaver Dam Cmnty. Hosp. Inc. Proj.), 5.50%, 8/15/14                                 430,733
           600,000        Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15                                   593,790
                          Ref. Series 2006 (Sr. Hsg. Proj.):
           315,000            5.00%, 8/1/09                                                                                315,791
           300,000            5.00%, 8/1/10                                                                                300,906
           250,000        Ref. Series 2006 (Milwaukee Catholic Home Proj.), 5.00%, 7/1/26                                  250,897
           400,000        Series 2006-B (Upland Hills Health Inc. Proj.), 5.125%, 5/15/29                                  401,816
                          Series 2006-A (Marshfield Clinic Proj.):
           375,000            5.00%, 2/15/11                                                                               382,766
           500,000            5.375%, 2/15/34                                                                              514,565
                                                                                                                  ----------------
                                                                                                                        11,793,981
                                                                                                                  ----------------

Total municipal bonds (cost: $391,823,960)                                                                             379,352,323
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (1.9%) (2)
             3,500     BlackRock Insured Municipal Term Trust                                                               49,875
             5,000     BlackRock Investment Quality Municipal Trust (BKN)                                                   84,150
            25,600     BlackRock MuniHoldings Insured Fund II (MUE)                                                        319,744
            20,000     BlackRock MuniYield Insured Fund (MYI)                                                              274,000
            19,700     BlackRock MuniYield Florida Fund                                                                    265,753
           114,000     DWS Municipal Income Trust                                                                        1,255,140
            14,300     Eaton Vance Florida Municipal Income Fund (FEV)                                                     199,485
            40,700     Insured Municipal Income Fund                                                                       536,019
            34,300     Investment Grade Municipal Income Fund (PPM)                                                        466,823
            21,100     MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund                              267,759
            27,100     Nuveen Florida Investment Quality Municipal Fund                                                    366,663
            70,300     Nuveen Florida Quality Income Municipal Fund                                                        960,298
            32,900     Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)                                         441,518
            13,200     Nuveen Premier Municipal Income Fund                                                                179,652
            15,600     Putnam Investment Grade Municipal Trust (PGM)                                                       156,156
            15,800     Putnam Municipal Bond Fund (PMG)                                                                    195,130
            26,000     Putnam Municipal Opportunities Trust (PMO)                                                          308,620
            61,500     Seligman Select Municipal Fund                                                                      616,230
            20,000     Van Kampen Pennsylvania Value Municipal Income Trust                                                284,200
             3,189     Van Kampen Trust Investment Grade Muni Fund                                                          48,287
               100     Van Kampen Select Muni Fund                                                                           1,300
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $7,392,933)                                                                         7,276,802
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007  (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (0.9%) (2)
         2,116,129     Dreyfus Tax-Exempt Cash Management Fund, 3.51%                                                    2,116,129
         1,405,000     SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/30          1,405,000
                                                                                                                  ----------------

Total short-term securities (cost:  $3,521,129)                                                                          3,521,129
                                                                                                                  ----------------


Total investments in securities (cost: $402,738,022)                                                              $    390,150,254
                                                                                                                  ----------------


Other Assets and Liabilities, Net (-2.5%)                                                                               (9,399,372)

                                                                                                                  ----------------
Total Net Assets                                                                                                  $    380,750,882
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                         402,738,022
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                            2,023,276
Gross Unrealized Depreciation                                                                                          (14,610,503)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                              (12,587,227)
                                                                                                                  ================


Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.5%) (2)
     EDUCATION/STUDENT LOAN (10.2%)
                      Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
         4,200,000       5.46%, 1/1/28                                                                                   4,309,914
         3,757,908       5.30%, 11/1/32                                                                                  3,794,848
                      Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
           775,000       5.125%, 1/1/16                                                                                    773,938
           875,000       6.25%, 1/1/21                                                                                     875,455
                      Minnesota Higher Educ. Fac. Auth. Rev.:
           750,000       Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20                                           755,445
           410,541       Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                  411,173
           700,000       Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                 708,869
           150,000       Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                                 151,864
            75,000       Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                                  76,149
           700,000       Series 2005-6C (Augsburg College), 5.00%, 5/1/23                                                  716,226
                         Series 2006-6J1 (Augsburg College):
           730,000          5.00%, 5/1/10                                                                                  740,205
           595,000          5.00%, 5/1/12                                                                                  605,198
           100,000       Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                          100,176
           675,000       Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                           676,822
            50,000       Series 1998-4T (St. Benedict College), 5.125%, 3/1/13                                              50,093
            50,000       Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/22                                                   52,580
           270,000       Series 2004-5U (St. Mary's Univ.), 3.75%, 10/1/13                                                 261,341
         1,400,000       Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23                                                1,443,960
                         Series 2006-6K (College of Art & Design):
           245,000          4.15%, 5/1/08                                                                                  244,848
           270,000          4.50%, 5/1/10                                                                                  270,699
           750,000          5.00%, 5/1/19                                                                                  761,617
         3,000,000       Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16                                       2,989,320
         2,000,000       Series 2007-6N (College St. Catherine), 4.75%, 4/26/27                                          1,988,240
         1,115,000    Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.), 5.00%, 12/15/20            1,157,827
                      Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
           315,000       5.75%, 5/1/16                                                                                     316,487
           300,000       6.00%, 5/1/26                                                                                     302,220
           575,000    Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13                          579,646
           775,000    Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.977%, 4/25/27               774,070
                      St. Paul Hsg. & Redev. Auth. Lease Rev.:
           495,000       Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24                              506,321
           415,000       Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                   424,072
           605,000       Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18                                                615,412
                         Series 2006-A (Cmnty. Peace Academy Proj.):
           685,000          4.35%, 12/1/12                                                                                 672,334
           600,000          4.35%, 12/1/14                                                                                 584,382
           700,000          5.00%, 12/1/18                                                                                 701,400
           100,000    Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%,
                         9/1/11                                                                                            100,273
                      Winona Port. Auth. Lease Rev. Series 1999-A (Bluffview Montessori School Proj.):
            85,000       5.90%, 12/1/07                                                                                     85,361
           165,000       8.00%, 12/1/24                                                                                    174,110
                                                                                                                  ----------------
                                                                                                                        29,752,895
                                                                                                                  ----------------
     ESCROWED TO MATURITY/PREREFUNDED (6.9%)
           300,000    Andover Econ. Dev. Auth. Lease Rev. Prerefunded Series 2004 (Cmnty. Ctr. Proj.), 5.125%,
                         2/1/24                                                                                            313,185
           400,000    Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Subordinate
                         Rev. Refunding Series 1997-C (Waybury Apts. Proj.), 8.00%, 8/1/27                                 409,368
           165,000    Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.),
                         Subordinate Series 1995-C, 9.00%, 1/20/15                                                         170,691
           470,000    Hopkins Subordinate Multifamily Hsg. Rev. Ref. Series 1996-C (Auburn Apts. Proj.), 8.00%,
                         6/20/31                                                                                           487,019
                      Hermantown Econ. Dev. Auth. Sales Tax Rev. Series 1998 (MBIA insured), 4.90%, 2/1/18
           240,000       4.90%, 2/1/18                                                                                     241,344
           250,000       5.00%, 2/1/23                                                                                     251,367
         2,685,000    Little Canada Multifamily Hsg. Rev. Series 1997-A (Hsg. Alt. Dev. Co. Proj.), 6.10%,
                         12/1/17                                                                                         2,701,915
                      Minnesota Higher Educ. Fac. Auth. Rev.:
           800,000       Series 1997-4L (St. John's University), 5.35%, 10/1/17                                            803,080
           100,000       Series 2000-5D (College Art & Design), 5.75%, 5/1/08                                              101,556
                      Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
           125,000       6.80%, 7/1/10                                                                                     133,679
           240,000       6.90%, 7/1/11                                                                                     257,306
           110,000    Minnesota Higher Educ. Fac. Auth. Rev. Series 1998-4R (St. Olaf College), 5.25%, 10/1/23             110,195

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            50,000    MN Agr. & Econ. Dev. Board Rev. Series 2000 (Evangelical Proj.), 5.65%, 8/1/07                        50,077
                      Northfield Hospital Rev. Series 2001-C:
            50,000       6.00%, 11/1/21                                                                                     53,820
         3,100,000       6.00%, 11/1/26                                                                                  3,336,840
                      Plymouth Multifamily Hsg. Rev. Refunding Series 1996-C (Fox Forest Apts. Proj.)
           610,000       (GNMA collateralized), 8.00%, 6/20/31                                                             632,088
           535,000    Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20                  549,290
         5,000,000    Puerto Rico Commonwealth Infrastruc. Fin. Auth. Special Obligation Series 2000-A, 5.50%,
                         10/1/32                                                                                         5,270,450
                      St. Paul Hsg. & Redev. Auth. Lease Rev.:
           795,000       Series 2001-A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11                                     838,216
           750,000       Series 2001-A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15                                      831,555
           350,000       Series 2001-A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19                                     391,972
           805,000    Waconia Hlth. Care Facs. Rev. Series 1999-A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29               846,184
         1,090,000    Western MN Muni Pwr. Agy. Series 1979 (MBIA-IBC insured), 6.60%, 1/1/10                            1,129,894
           145,000    Worthington Perm. Impt. Revolving Fd. G.O. Series 1998-A (FSA insured), 4.50%, 2/1/10                145,061
                                                                                                                  ----------------
                                                                                                                        20,056,152
                                                                                                                  ----------------
     GENERAL OBLIGATION (0.5%)
           120,000    Austin Impt. G.O. Series 1998-B, 4.70%, 2/1/13                                                       120,072
           200,000    Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23                                                    203,422
            85,000    Barnum Indpt. Sch. Dist. No. 91 G.O. Series 1997 (SD Cred. Prog.), 5.00%, 2/1/18                      85,065
            15,000    Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08                                                        15,039
            75,000    Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                           75,057
           250,000    Hennepin Co. G.O. Series 1998-A, 4.50%, 12/1/07                                                      250,145
            50,000    Hutchinson ISD No. 423 G.O. Series 1996-A, 5.85%, 2/1/18                                              50,560
           500,000    Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22                        497,850
           150,000    Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12                                          150,155
           100,000    St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12                           100,967
            30,000    Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13                                                30,024
                                                                                                                  ----------------
                                                                                                                         1,578,356
                                                                                                                  ----------------
     HOSPITAL/HEALTH CARE (23.2%)
                      Aitkin Hlth. Care Fac. Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):
           155,000          5.00%, 2/1/09                                                                                  155,533
           615,000          5.00%, 2/1/12                                                                                  618,173
                      Alexandria Hlth. Care Fac. Rev. Series 2002-B (BSM Property - Bethany Home Proj.):
           375,000       4.95%, 7/1/07                                                                                     375,011
         1,775,000    Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30                  1,795,377
           165,000    Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08           165,742
                      Carlton Hlth. Care & Hsg. Fac.  Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
           100,000       5.00%, 4/1/13                                                                                     100,255
           400,000       5.20%, 4/1/16                                                                                     402,624
                      Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):
           135,000       4.70%, 3/1/14                                                                                     133,153
           145,000       4.80%, 3/1/15                                                                                     143,415
           150,000       4.90%, 3/1/16                                                                                     148,819
           705,000    Columbia Heights Multifamily & Health Care Fac. Rev.  Series 1998
                         (Crest View Corp. Proj.), 5.75%, 9/1/11                                                           708,349
                      Crookston Hlth. Care Fac. Rev. Ref. Series 2007 (Riverview Hlth. Proj.):
           285,000       4.75%, 5/1/10                                                                                     284,011
           600,000       4.85%, 5/1/12                                                                                     596,646
                      Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):
            55,000       4.75%, 9/1/08                                                                                      55,208
            75,000       5.50%, 9/1/11                                                                                      76,494
                      Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
                          Series 2005:
           265,000          4.50%, 6/1/13                                                                                  263,373
           400,000          5.20%, 6/1/25                                                                                  404,380
         1,000,000          5.50%, 6/1/35                                                                                1,030,690
                         Ref. Series 2007:
           430,000          4.75%, 6/1/18                                                                                  415,750
           720,000          5.00%, 6/1/19                                                                                  712,966
           500,000          5.00%, 6/1/29                                                                                  485,715
         1,500,000    Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34                 1,500,375
           455,000    Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34            445,354
           305,000    Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%,
                         6/15/12                                                                                           317,176
           983,578    Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36                     983,834

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           768,088    Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
                         Series 2005, 5.20%, 12/20/35                                                                      768,118
                      Elk River Rev. Series 1998 (Care Choice Member Proj.):
           725,000       5.60%, 8/1/13                                                                                     725,529
           115,000       5.75%, 8/1/23                                                                                     115,053
                      Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.):
           280,000       3.60%, 4/1/08                                                                                     278,771
         1,150,000       5.00%, 4/1/25                                                                                   1,141,892
                      Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
           115,000       5.10%, 11/1/09                                                                                    114,068
           120,000       5.20%, 11/1/10                                                                                    119,032
           135,000       5.40%, 11/1/12                                                                                    133,105
           140,000       5.50%, 11/1/13                                                                                    138,604
                      Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care Proj.):
           110,000       5.00%, 10/1/07                                                                                    110,056
           250,000       5.00%, 10/1/11                                                                                    249,337
           290,000       5.00%, 10/1/12                                                                                    288,193
           450,000       5.00%, 10/1/16                                                                                    442,606
                      Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.)
         1,000,000       5.00%, 9/1/20                                                                                   1,013,320
         2,000,000       5.00%, 9/1/29                                                                                   2,007,860
                      Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp. Proj.):
         1,200,000       5.25%, 5/1/25                                                                                   1,232,400
         1,500,000       5.25%, 5/1/28                                                                                   1,538,145
                      Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
           250,000       4.00%, 10/1/07                                                                                    249,727
           255,000       4.125%, 10/1/08                                                                                   253,768
           300,000       4.375%, 10/1/09                                                                                   298,581
                      Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
           150,000       Series 2003-B, 4.85%, 11/1/11                                                                     152,868
            50,000       Series 2003-A, 5.00%, 11/1/14                                                                      51,307
           850,000       Series 2003-A, 5.85%, 11/1/23                                                                     901,170
           100,000       Series 2003-A, 6.00%, 11/1/28                                                                     107,161
                      Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health
                         Partners Proj.):
           750,000       5.25%, 12/1/12                                                                                    778,597
           700,000       5.25%, 12/1/13                                                                                    728,973
         1,235,000       5.00%, 12/1/14                                                                                  1,267,678
           500,000       5.875%, 12/1/29                                                                                   530,515
                      Minneapolis Hlth. Care Sys. Rev. Series 2002-A (Allina Hlth. Sys. Proj.):
            50,000       5.00%, 11/15/07                                                                                    50,178
           300,000       5.75%, 11/15/32                                                                                   316,401
           250,000    Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19                        250,460
                      Minneapolis Hlth. Care Fac. Rev.:
           540,000       Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10                                        539,671
                         Series 2005 (Jones-Harrison Residence Proj.):
           110,000          3.50%, 10/1/07                                                                                 109,897
         1,470,000          5.40%, 10/1/25                                                                               1,476,527
                         Series 2005-E (Augustana Chapel View Homes Proj.):
           190,000          4.00%, 6/1/08                                                                                  189,943
           200,000          4.20%, 6/1/09                                                                                  200,250
           205,000          4.40%, 6/1/10                                                                                  205,568
           220,000          4.55%, 6/1/11                                                                                  221,005
           240,000          4.80%, 6/1/13                                                                                  241,277
           250,000          4.90%, 6/1/14                                                                                  251,870
           255,000          5.00%, 6/1/15                                                                                  257,438
           270,000          5.10%, 6/1/16                                                                                  272,997
           285,000          5.25%, 6/1/17                                                                                  288,711
                      Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
                         Series 2004-A:
           315,000          5.20%, 1/1/11                                                                                  313,208
           500,000          5.75%, 1/1/19                                                                                  503,145
           530,000          5.80%, 1/1/24                                                                                  536,217
           200,000          5.50%, 6/1/27                                                                                  201,532
           500,000       Refunding Series 2006-A 5.00%, 6/1/15                                                             500,630
                      MN Agr. & Econ. Dev. Board Hlth. Care Rev. Series 1999 (Benedictine Care Centers. Proj.):
           115,000          5.45%, 2/1/09                                                                                  115,306
           120,000          5.45%, 8/1/09                                                                                  120,415
           120,000          5.50%, 2/1/10                                                                                  120,481
           125,000          5.50%, 8/1/10                                                                                  125,591

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      MN Agr. & Econ. Dev. Board Rev.:
                         Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
            50,000          5.65%, 8/1/07                                                                                   50,065
           215,000          5.80%, 8/1/08                                                                                  218,752
           405,000          6.55%, 8/1/16                                                                                  434,516
           770,000       Series 2002-B (Principal Custody Receipts Proj.), zero coupon, 3.85% effective yield,
                            11/15/22                                                                                       653,029
                         Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
           345,000          5.40%, 2/1/09                                                                                  351,020
           220,000          5.50%, 2/1/12                                                                                  229,484
                         Series 2000-A (Fairview Hlth. Care Sys. Proj.):
            10,000          6.375%, 11/15/22                                                                                10,638
            20,000          6.375%, 11/15/29                                                                                21,301
                      Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):
           110,000       4.10%, 12/1/10                                                                                    109,304
           225,000       4.40%, 12/1/14                                                                                    223,601
           250,000       5.00%, 12/1/22                                                                                    252,038
           750,000       5.10%, 12/1/24                                                                                    758,805
           300,000    New Hope Hlth. Care Facs. Rev. Series 2003-A (St. Therese Home, Inc. Proj.), 5.90%, 10/1/23          306,348
                      New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
         1,000,000       5.90%, 3/1/19                                                                                   1,023,610
           575,000       5.875%, 3/1/29                                                                                    586,678
                      North Oaks Presbyterian Loan Participation:
         1,050,000       Series 2004-B, 4.25%, 12/15/34                                                                  1,051,575
           750,000       Series 2004-C, 4.38%, 12/15/34                                                                    751,125
           500,000       Series 2004-D, 4.75%, 12/15/34                                                                    500,430
                      Northfield Hospital Rev. Series 2006:
           900,000       5.50%, 11/1/15                                                                                    949,770
         1,255,000       5.25%, 11/1/21                                                                                  1,283,740
                      Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
           775,000       5.45%, 7/1/13                                                                                     781,471
           900,000       5.55%, 7/1/19                                                                                     905,841
                      Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
           155,000       4.90%, 7/1/09                                                                                     155,876
           240,000       5.00%, 7/1/10                                                                                     241,423
                      Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):
           190,000       5.00%, 12/1/09                                                                                    192,324
           100,000       5.00%, 12/1/10                                                                                    101,480
         1,000,000       5.00%, 12/1/21                                                                                    994,880
            90,000    Rochester Hlth. Care Fac. Rev. G.O. Series 1998-A (Mayo Foundation Proj.), 5.50%, 11/15/27            91,962
           500,000    Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.), 6.25%, 8/1/19         515,840
                      Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
           125,000       5.10%, 9/1/25                                                                                     125,438
         2,475,000       5.25%, 9/1/34                                                                                   2,507,274
         2,500,000    Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.), 5.00%, 6/1/25                2,514,525
                      St. Paul Hsg. & Redev. Auth. Hlth. Care
Rev. Series 1998 (Regions Hosp. Proj.):
           250,000       5.00%, 5/15/10                                                                                    252,843
            60,000       5.00%, 5/15/11                                                                                     60,617
         1,365,000       5.20%, 5/15/13                                                                                  1,380,971
         2,070,000       5.25%, 5/15/18                                                                                  2,086,043
           800,000       5.30%, 5/15/28                                                                                    804,064
         1,000,000    St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14           1,035,790
         2,000,000    St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%, 10/1/33                    2,040,580
         1,210,000    St. Paul HRA Rev. Refunding Series 1996-C (St. Mary's Home Proj.), 7.00%, 7/1/21                   1,211,488
                      St. Paul Hsg. & Redev. Auth. Hlth. Care
Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
           300,000       4.00%, 2/1/11                                                                                     296,694
           200,000       5.00%, 2/1/13                                                                                     204,034
           225,000       5.00%, 2/1/14                                                                                     229,262
           400,000    St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A
                         (Model Cities Hlth. Ctr. Proj.), 6.50%, 11/1/11                                                   406,404
         2,000,000    St. Paul Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Series 2006
                         (HealthPartners Oblig. Group Proj.), 5.25%, 5/15/36                                             2,022,020
           790,000    St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%,
                         5/1/10                                                                                            793,681
           400,000    Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005, 5.25%, 10/1/25                  408,836
            50,000    Washington Co. Hsg. & Redev. Auth. Hosp. Rev. Series 1998 (Healtheast Proj.), 5.25%,
                         11/15/12                                                                                           50,896
                                                                                                                  ----------------
                                                                                                                        67,641,961
                                                                                                                  ----------------

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL / POLLUTION CONTROL (4.6%)
         1,155,000    Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08           1,185,561
           835,000    Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%,
                         4/1/10                                                                                            818,150
           615,000    Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22              619,268
           460,000    E. Grand Forks Indus. Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.), 5.40%,
                         4/1/11                                                                                            466,187
           130,000    Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22               131,247
                      Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:
           650,000       4.00%, 12/1/08                                                                                    645,905
           965,000       4.00%, 12/1/09                                                                                    953,150
           500,000    Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19                            494,590
                      Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
           280,000       7.25%, 5/1/14 (3)                                                                                 145,600
           505,000       7.375%, 5/1/17 (3)                                                                                262,600
            20,000       7.375%, 5/1/20 (3)                                                                                 10,400
            10,000       7.50%, 5/1/24 (3)                                                                                   5,200
                      Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
           300,000       Series 2002, 4.00%, 5/15/10                                                                       297,096
         1,990,000       Series 2002, 5.375%, 5/15/33                                                                    2,065,401
           465,000    Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12             465,237
           265,000    Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%,
                         4/1/18                                                                                            265,109
         1,700,000    Seaway Port Auth. Dock & Wharf Rev. Refunding Series 2004 (Cargill, Inc. Proj.), 4.20%,
                         5/1/13                                                                                          1,681,980
                      St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
            65,000       4.75%, 3/1/08                                                                                      65,295
            95,000       5.125%, 3/1/12                                                                                     96,456
           500,000       5.35%, 3/1/18                                                                                     507,270
                      Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
           750,000       zero coupon, 4.95% effective yield on purchase date, 5/15/14                                      740,693
         1,450,000       5.00%, 5/15/21                                                                                  1,468,821
                                                                                                                  ----------------
                                                                                                                        13,391,216
                                                                                                                  ----------------
     INSURED (7.0%)
                      Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
           565,000       5.25%, 9/15/18                                                                                    569,305
           275,000       5.30%, 9/15/28                                                                                    276,727
            20,000    Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                 20,022
                      Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993-A
                         (Healthspan Hlth. Sys. Proj.) (Ambac insured):
           200,000          5.00%, 11/15/13                                                                                201,226
         4,890,000          4.75%, 11/15/18                                                                              4,892,445
                      Minneapolis & St. Paul Metro Airport Comm. Airport Rev. (Ambac insured):
         1,650,000       Series 1998-B, 5.25%, 1/1/13                                                                    1,675,146
            75,000       Series 1999-B, 5.25%, 1/1/18                                                                       76,720
           510,000    MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17                           520,817
           500,000    NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004, 4.25%, 1/1/14                         497,470
           305,000    North Mankato Impt. G.O. Series 2000-A (FGIC insured), 4.75%, 2/1/10                                 305,198
                      Perham Gas Utility Rev. Series 1999 (Radian insured):
           300,000       5.35%, 6/1/19                                                                                     306,018
            50,000       5.45%, 6/1/29                                                                                      50,810
         1,000,000    Puerto Rico Commonwealth Hwy. & Trnsn. Auth.  Rev. Ref. Series 2007-N, variable rate, 7/1/45         998,500
           100,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 1997-C (MBIA-IBC insured), 5.25%, 7/1/09               101,611
           600,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/29                         599,100
           200,000    Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
                         (Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16                                  200,396
           100,000    Rockford Impt. G.O. Series 1998 (Ambac insured), 4.30%, 12/1/07                                      100,243
           510,000    St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
                         Series 1996-B, 5.00%, 7/1/20                                                                      512,887
                      St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured):
           200,000       5.125%, 5/1/09                                                                                    204,678
           250,000       5.75%, 5/1/26                                                                                     262,885
         2,345,000    St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                         (FSA insured), 7.10%, 11/1/23                                                                   2,810,459
           130,000    Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac
                         insured), 5.50%, 12/1/15                                                                          130,898
         3,100,000    Southern MN Pwr. Agy. Pwr. Supply Sys. Rev Series 2006, 4.84%, 1/1/13                              3,092,219
         1,750,000    White Earth Band of Chippewa Indians Rev. Series 2000-A (ACA insured), 7.00%, 12/1/11              1,844,815
                                                                                                                  ----------------
                                                                                                                        20,250,595
                                                                                                                  ----------------

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     MULTIFAMILY MORTGAGE (22.6%)
                      Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
                         Villa Proj.) (GNMA collateralized):
            40,000          4.90%, 8/1/09                                                                                   40,353
         1,520,000          5.25%, 8/1/18                                                                                1,531,826
                      Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
           645,000       Series 2000-A, 7.15%, 1/1/20                                                                      678,050
           500,000       Series 2000-A, 7.25%, 1/1/32                                                                      524,745
         2,715,000    Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series
                         1997-A (Lake Grace Apts. Proj.), 6.00%, 7/1/28                                                  2,749,671
                      Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
           155,000       5.00%, 9/1/09                                                                                     152,336
           495,000       5.375%, 9/1/14                                                                                    476,581
           500,000    Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25                    502,695
           700,000    Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
                         6.50%, 5/1/25                                                                                     716,422
                      Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp.
                         Proj.):
           115,000       5.30%, 11/1/07                                                                                    115,029
           115,000       5.40%, 11/1/08                                                                                    115,034
           170,000       5.50%, 11/1/10                                                                                    170,024
           545,000       5.80%, 11/1/18                                                                                    545,022
         3,065,000    Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31              2,927,627
                      Dakota Co. Cmnty. Dev. Agy. Multifamily Hsg. Rev. Ref. Series 2007-A (Commons On Marice
                         Proj.):
           240,000       4.30%, 11/1/08                                                                                    238,296
           150,000       4.40%, 11/1/09                                                                                    148,189
           500,000       5.00%, 11/1/22                                                                                    484,350
                      Eden Prairie Multifamily Hsg. Rev. Refunding :
            15,000       Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08                           15,075
           300,000       Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                        307,158
           410,000       Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                        418,130
           470,000       Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                  509,109
           675,000       Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                  729,837
         1,185,000       Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                       1,277,762
           840,000       Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43                                    833,137
                      Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
           200,000       4.90%, 10/1/09                                                                                    199,522
           140,000       4.95%, 10/1/10                                                                                    139,665
           100,000       5.00%, 10/1/11                                                                                     99,735
           155,000       5.10%, 10/1/12                                                                                    154,388
           165,000       5.15%, 10/1/13                                                                                    164,264
                      Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge
                         Apts. Proj.):
           355,000       5.125%, 2/1/18                                                                                    359,789
           650,000       5.25%, 2/1/28                                                                                     658,593
                      Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
         1,100,000       6.625%, 10/1/11                                                                                 1,141,294
           295,000       6.875%, 10/1/14                                                                                   309,726
                      Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
           300,000       5.75%, 10/1/17                                                                                    300,714
           290,000       6.00%, 10/1/21                                                                                    293,190
                      Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
           675,000       5.50%, 12/1/25                                                                                    688,750
         1,475,000       5.50%, 12/1/29                                                                                  1,506,004
                      Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
            35,000       Series 1999-B, 5.00%, 10/1/09                                                                      35,046
           500,000       Series 1999-A, 5.20%, 10/1/19                                                                     500,730
         1,660,000       Series 1999-A, 5.30%, 10/1/29                                                                   1,636,810
                      Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
           100,000       5.85%, 4/1/09                                                                                     101,796
           450,000       6.25%, 4/1/15                                                                                     459,693
                      Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
           115,000       Series 2003-A, 4.00%, 10/1/07                                                                     114,998
           120,000       Series 2003-A, 4.50%, 10/1/08                                                                     120,050
           245,000    Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes
                         Care Proj.), 5.50%, 10/1/33                                                                       245,181
         1,400,000    Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29                 1,422,610
                      Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
         1,605,000       Series 1999-A (GNMA collateralized), 6.75%, 7/20/30                                             1,654,450
           100,000       Subordinate Series 1999-C-1, 8.00%, 11/1/30                                                       102,010
           240,000       Subordinate Series 1999-C-2, 8.00%, 11/1/30                                                       244,824

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         2,765,000    Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series (Torre De San
                         Proj.):
                         (GNMA Collateralized), 4.75%, 1/20/42                                                           2,587,210
                      Minneapolis Multifamily Hsg. Rev.:
           340,000       Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                       344,393
           205,000       Series 1996-A (Nicollet Towers) (Section 8), 5.60%, 6/1/08                                        206,896
         5,020,000       Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                    5,066,686
           115,000       Ref. Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 4.75%, 12/20/12                   115,618
         1,000,000       Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                      1,005,480
           320,000       Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30                                328,474
            30,000       Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08                                 29,697
           835,000       Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17                                                823,836
                         Ref. Series 2007-A (Keeler Apts. Proj.):
           150,000          4.50%, 10/1/12                                                                                 148,195
           580,000          4.65%, 10/1/15                                                                                 570,326
                      Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
           300,000       5.00%, 4/1/13                                                                                     300,021
           170,000       5.10%, 4/1/14                                                                                     170,806
            85,000       Series 2004-A, 4.875%, 8/1/24                                                                      83,498
                         Series 1997-A:
            60,000          5.40%, 8/1/10                                                                                   60,941
           125,000          5.45%, 8/1/11                                                                                  126,945
           100,000       Series 2000-A (Section 8), 5.375%, 2/1/09                                                         101,748
         1,350,000    MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21                                          1,354,630
                      Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (GNMA coll.) (Archer Heights Apts.
                         Proj.):
           540,000       5.10%, 7/20/13                                                                                    552,242
           975,000       5.20%, 1/20/18                                                                                    991,351
                      Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
           145,000       4.50%, 7/1/09                                                                                     143,578
           115,000       4.75%, 7/1/10                                                                                     113,436
                      Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village
                         Proj.):
           150,000       5.35%, 8/1/15                                                                                     147,962
           200,000       5.625%, 8/1/20                                                                                    199,714
           550,000       5.75%, 8/1/25                                                                                     547,520
           250,000       6.00%, 8/1/31                                                                                     250,335
                      Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
           165,000       4.25%, 4/1/08                                                                                     164,251
           600,000       5.00%, 4/1/12                                                                                     600,582
                      Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.):
           600,000       4.65%, 6/1/09                                                                                     593,262
           725,000       4.70%, 6/1/11                                                                                     710,848
                      Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.):
           125,000       4.50%, 10/20/16                                                                                   126,411
           300,000       4.75%, 10/20/21                                                                                   302,064
           500,000    Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%,
                         12/1/15                                                                                           489,430
         2,800,000    Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC
                         Household Fin.) (Mandatory Put 9/1/17) 6.375%, 9/1/37                                           3,032,484
                      Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.):
         2,820,000       5.60%, 10/1/13                                                                                  2,821,974
           100,000       5.875%, 10/1/28                                                                                   100,037
            80,000    Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17                               80,072
                      Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.):
           110,000       3.50%, 5/1/08                                                                                     108,941
           115,000       3.75%, 5/1/09                                                                                     112,945
           600,000    St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                         (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18                                          581,586
                      St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
         1,515,000       Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                   1,475,671
            60,000       Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                            52,130
           500,000    St. Louis Park Multifamily Hsg. Rev. Refunding Series 1998-A (Park Ridge Apts. Proj.)
                         (GNMA collateralized), 5.25%, 11/1/20                                                             510,075
                      St. Louis Park Rev. Ref. Series 2006 (Roitenberg Family Proj.):
           140,000       4.65%, 8/15/09                                                                                    140,358
           525,000       5.50%, 8/15/26                                                                                    530,124
           200,000    St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                         (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15                                    201,474
         1,000,000    St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Ref. Series 2007-A,
                          (Marian Ctr. Proj.), 5.20%, 11/1/22                                                              985,080

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):
           400,000       5.15%, 10/1/42                                                                                    389,504
           450,000       4.80%, 10/1/18                                                                                    437,387
         3,150,000    St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
                         Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33                                            3,324,794
           735,000    Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17                 722,343
           120,000    Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18                           122,000
                      Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:
           755,000       1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                             767,118
           695,000       2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26                                 695,591
           500,000    Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
                         5.75%, 6/1/41                                                                                     509,045
                                                                                                                  -----------------
                                                                                                                        65,919,409
                                                                                                                  -----------------
     MUNICIPAL LEASE (2.6%)
           200,000    Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%,
                         2/1/24                                                                                            208,790
            40,000    Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                           40,336
           100,000    Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10                              99,464
         2,109,632    Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20                               2,089,527
            50,000    Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09              51,393
            89,000    Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%,
                         8/1/13                                                                                             91,730
           150,000    Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.),
                         6.10%, 2/1/08                                                                                     150,153
           792,085    Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13                                   801,582
           125,000    Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.), 5.00%,
                         9/1/09                                                                                            126,453
           400,000    St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%,
                         5/1/08                                                                                            405,820
           520,000    Scott Co. Hsg. & Red. Auth. Fac. Lease Rev. Series 1998 (Workforce Ctr. Proj.), 5.00%,
                         2/1/18                                                                                            522,408
                      Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
           300,000       4.00%, 10/1/07                                                                                    299,862
           275,000       4.00%, 10/1/08                                                                                    274,252
           300,000       4.00%, 10/1/09                                                                                    298,005
           300,000       4.50%, 10/1/10                                                                                    301,062
           200,000       5.00%, 10/1/11                                                                                    204,286
         1,500,000       5.125%, 10/1/20                                                                                 1,526,655
                                                                                                                  ----------------
                                                                                                                         7,491,778
                                                                                                                  ----------------
     PUBLIC FACILITIES (0.4%)
            50,000    MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20                                              50,742
           250,000    Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14                        244,453
                      Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
           135,000       4.625%, 2/1/12                                                                                    135,140
           255,000       5.00%, 2/1/16                                                                                     257,060
           125,000       5.10%, 2/1/18                                                                                     126,119
                      Victoria Recreational Facility Gross Rev. Series 2002:
            70,000       4.75%, 2/1/12                                                                                      70,557
            75,000       4.75%, 8/1/12                                                                                      75,596
            85,000       5.10%, 8/1/15                                                                                      86,188
           205,000    Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17                            202,884
                                                                                                                  ----------------
                                                                                                                         1,248,739
                                                                                                                  ----------------
     SINGLE FAMILY MORTGAGE (6.4%)
                      Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:
         2,982,562       Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39                                        3,043,854
         2,000,000       Series 2007-A (FNMA, GNMA, & FHLMC backed), 5.125%, 12/1/40                                     2,037,200
                      Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
            30,000       Series 1997, 6.25%, 11/1/30                                                                        31,378
         1,418,803       Series 2005-A3, 5.10%, 4/1/27                                                                   1,452,599
         3,000,000       Series 2007-A1, 5.25%, 12/1/40                                                                  3,029,280
                      MN HFA Single Family Mtg. Rev.:
           200,000       Series 1994-E, 5.90%, 7/1/25                                                                      202,746
            90,000       Series 1996-D, 6.00%, 1/1/16                                                                       90,685
            65,000       Series 1997-A, 5.60%, 7/1/09                                                                       65,840
           250,000       Series 1997-I, 5.50%, 1/1/17                                                                      253,930
           145,000       Series 1996-H, 6.00%, 1/1/21                                                                      145,960
           560,000       Series 1997-D, 5.85%, 7/1/19                                                                      567,762

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            35,000       Series 1997-E, 5.90%, 7/1/29                                                                       35,503
            15,000       Series 1997-G, 6.00%, 1/1/18                                                                       15,115
           770,000       Series 1998-C, 5.25%, 1/1/17                                                                      776,052
            65,000       Series 1998-F-1, 4.75%, 7/1/07                                                                     65,003
            45,000       Series 1998-F, 4.95%, 7/1/08                                                                       45,111
           215,000       Series 1998-F-1, 5.45%, 1/1/17                                                                    216,062
            65,000       Series 1998-F, 5.70%, 1/1/17                                                                       65,396
            65,000       Series 1998-A, 4.80%, 7/1/09                                                                       66,017
            70,000       Series 1998-A, 4.90%, 7/1/10                                                                       71,201
           365,000       Series 1999-B, 5.25%, 1/1/20                                                                      366,321
            60,000       Series 1999-H, 5.30%, 7/1/11                                                                       60,502
           105,000       Series 2000-A, 5.75%, 7/1/18                                                                      107,498
           125,000       Series 2000-C, 6.10%, 7/1/30                                                                      128,824
            25,000       Series 2001-B, 4.55%, 7/1/07                                                                       25,001
           320,000       Series 2003-I, 4.30%, 7/1/11                                                                      321,168
           600,000       Series 2003-I, 5.10%, 7/1/20                                                                      605,004
         1,980,000       Series 2006-B, 5.00%, 1/1/37                                                                    2,014,254
         1,950,000       Series 2006-M, 4.80%, 7/1/26                                                                    1,893,196
         1,000,000       Series 2007-I, 4.75%, 7/1/27                                                                      968,610
                                                                                                                  ----------------
                                                                                                                        18,767,072
                                                                                                                  ----------------
     TRANSPORTATION (0.0%)
            20,000    Minneapolis & St. Paul Met. Arpts. Rev. Series 2001-B (FGIC Insured), 5.75%, 1/1/16                   20,934
                                                                                                                  ----------------
     UTILITY (2.4%)
         1,000,000    Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25                      1,046,250
           200,000    Delano Wtr. & Pwr. Cmnty. Elec. Rev. Series 2000-A, 5.30%, 12/1/09                                   200,136
                      MN Muni Pwr. Agy. Elec. Rev. Series 2005:
         1,475,000       5.00%, 10/1/30                                                                                  1,503,866
         1,950,000       5.00%, 10/1/35                                                                                  1,984,164
                      Princeton Public Utility Sys. Rev. Series 2004:
           300,000       5.00%, 4/1/24                                                                                     303,903
           450,000    Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. Ref. Series 1995, 5.00%, 7/1/19                  456,809
         1,250,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                       1,243,750
           125,000    Virgin Islands Pub. Fin. Auth. Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21                           130,111
                                                                                                                  ----------------
                                                                                                                         6,868,989
                                                                                                                  ----------------
     OTHER REVENUE BONDS (9.7%)
                      Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -
                         Medical Clinic Proj.):
           250,000          5.15%, 12/1/08                                                                                 251,042
         1,750,000          5.60%, 12/1/15                                                                               1,764,717
           900,000    Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.),
                         Series 2000, 7.25%, 11/1/16                                                                       966,366
           787,820    Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26                                         799,393
           450,000    Hopkins Hsg. & Redev. Tax Increment Rev. Series 2007 (Excelsior Crossings Proj.), 4.80%,
                         2/1/19                                                                                            443,925
                      Lakeville Liquor Rev. Series 2007:
           145,000       5.00%, 2/1/11                                                                                     145,750
           165,000       5.00%, 2/1/14                                                                                     165,525
           190,000       5.00%, 2/1/17                                                                                     188,550
           210,000       5.00%, 2/1/22                                                                                     205,733
                      Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
           125,000       Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                      125,934
           500,000       Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                    504,795
           160,000       Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                    167,682
           490,000    Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%,
                         7/1/08                                                                                            491,793
                      Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
           600,000       4.50%, 2/1/13                                                                                     591,246
            75,000       4.40%, 2/1/09                                                                                      74,442
           100,000       4.50%, 2/1/10                                                                                      98,796
           100,000       4.60%, 2/1/11                                                                                      98,671
           125,000       4.70%, 2/1/12                                                                                     123,645
           125,000       4.80%, 2/1/13                                                                                     123,885
           675,000    Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16                         676,093
         1,000,000    MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20           1,040,060
                      Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):
           309,000       4.25%, 8/15/11                                                                                    305,579
         1,205,000       5.00%, 2/15/27                                                                                  1,188,034
                      St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg. Phase 1A
                         Proj.):
           500,000       4.75%, 2/1/17                                                                                     494,860
           500,000       4.90%, 2/1/22                                                                                     493,215

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)    NAME OF ISSUER                                                                              MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
           155,000       Series 2001 (US Bank Operations Ctr. Proj.), 5.40%, 8/1/09                                        156,085
           100,000       Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                        101,935
           800,000       Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                       828,080
         1,125,000       Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                       1,195,121
         1,020,000       Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                       1,062,595
         3,000,000       Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29                                              3,184,260
         2,000,000       Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                            2,131,760
         1,226,000       Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                 1,294,251
         1,335,000       Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                              1,408,505
                      St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
           155,000       5.00%, 8/1/09                                                                                     156,031
           200,000       5.00%, 8/1/10                                                                                     201,356
           390,000       5.00%, 8/1/11                                                                                     393,136
           555,000       5.00%, 8/1/21                                                                                     547,252
         1,150,000       5.00%, 8/1/36                                                                                   1,110,636
                      St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.):
           205,000       3.50%, 10/1/07                                                                                    204,838
           715,000       5.00%, 10/1/25                                                                                    738,381
                      Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:
           475,000       4.65%, 6/1/20                                                                                     461,496
           300,000       5.00%, 6/1/30                                                                                     300,684
           120,000    Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.),
                         6.625%, 6/1/20                                                                                    126,502
           620,000    Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.),
                         6.625%, 6/1/20                                                                                    659,686
           340,000    Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Series 1999-A, 5.625%,
                         10/1/10                                                                                           345,831
                                                                                                                  ----------------
                                                                                                                        28,138,152
                                                                                                                  ----------------

Total municipal bonds (cost: $280,407,513)                                                                             281,126,248
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (0.6%) (2)
            29,400    First American Minnesota Municipal Income Fund II                                                    404,250
            95,400    MN Municipal Income Portfolio                                                                      1,286,946
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $1,764,546)                                                                         1,691,196
                                                                                                                  ----------------

SHORT-TERM SECURITIES (2.2%) (2)
         1,720,000    Midwest Consortium of Utility Rev. Series 2005-B, variable rate, 10/1/35                           1,720,000
           760,000    Midwest Consortium of Utility Rev. Series 2005-A (MN Utilities Assoc. Proj.), variable
                         rate, 1/1/25                                                                                      760,000
         1,510,000    Minneapolis Multifamily Rev. Series 2001 (Seven Corners Apts. Proj.), variable rate, 11/1/31       1,510,000
           800,000    MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 10/1/33                                      800,000
         1,550,000    St. Paul Hsg. & Redev. Auth. Rev. Series 2001 (Cretin -Derham Hall Proj.), variable rate,
                         2/1/26                                                                                          1,550,000
           155,417    Wells Fargo Minnesota Municipal Cash Fund, 2.95%                                                     155,417
                                                                                                                  ----------------

Total Short-Term Securities (cost: $6,495,417)                                                                           6,495,417
                                                                                                                  ----------------

Total investments in securities (cost: $288,667,476)                                                              $    289,312,861
                                                                                                                  ----------------


Other Assets and Liabilities, Net (+0.7%)                                                                                2,142,201

                                                                                                                  ----------------
Total Net Assets                                                                                                  $    291,455,062
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                         288,667,476
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                            3,126,982
Gross Unrealized Depreciation                                                                                           (2,481,554)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                                  645,428
                                                                                                                  ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                     COUPON RATE (%)    MATURITY DATE        MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (97.0%) (2)

     ALABAMA (1.5%)
           200,000     Huntsville-Redstone Vlg. Spl. Care Facs. Auth.         5.25              1/1/2015                   198,776
                                                                                                                  ----------------
     ALASKA (1.9%)
           250,000     AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)         5.50             12/1/2012                   249,755
                                                                                                                  ----------------
     ARIZONA (2.7%)
           100,000     AZ Hlth. Facs. Auth.  Rev. (New AZ Family)             5.25              1/7/2027                   100,510
           250,000     Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)     5.00              6/1/2022                   250,765
                                                                                                                  ----------------
                                                                                                                           351,275
                                                                                                                  ----------------
     CALIFORNIA (2.1%)
           150,000     CA Tob. Sec. Corp. Asset-Backed Sr. Rev.               5.10              6/1/2028                   137,368
           140,000     CA Statewide Cmntys. Rev. (Lancer Educ.)               5.40              6/1/2017                   139,780
                                                                                                                  ----------------
                                                                                                                           277,148
                                                                                                                  ----------------
     COLORADO (3.5%)
           200,000     Denver Hlth. & Hosp. Auth. Healthcare Rev.             4.69             12/1/2033                   198,800
           250,000     La Junta Hosp. Rev. (Ark Valley Regl. Med. Ctr.)       6.10              4/1/2024                   257,295
                                                                                                                  ----------------
                                                                                                                           456,095
                                                                                                                  ----------------
     FLORIDA (14.8%)
           250,000     Alachua Co. Health Facs. Rev. (Shands Healthcare)      4.41             12/1/2037                   247,500
           100,000     Connerton West Cap. Impt. Spl. Assmnt. Rev.            5.13              5/1/2016                    99,187
           250,000     Gramercy Farms Cmnty. Dev. Dist. Spl. Assmnt.          5.10              5/1/2014                   247,017
           100,000     Lake Ashton II Cmnty. Dev. Dist. Cap. Impt. Rev.       5.00             11/1/2011                    99,328
           250,000     Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)     5.00            11/15/2029                   245,037
           250,000     Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)     5.25             6/15/2027                   246,347
           100,000     Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev.             5.25             11/1/2014                    98,671
           150,000     Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)         5.38            11/15/2028                   150,633
           140,000     St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Bayview)     5.00             10/1/2017                   139,324
           100,000     Sarasota Co. Hlth. Rev. (Vlg. on the Isle)             5.50              1/1/2027                   101,918
           250,000     Sarasota Natl. Cmnty. Spl. Assessment                  5.30              5/1/2039                   239,970
            25,000     Waters Edge Cmnty. Dev. Dist. Cap. Impt.               5.00             11/1/2012                    24,711
                                                                                                                  ----------------
                                                                                                                         1,939,643
                                                                                                                  ----------------
     GEORGIA (0.8%)
           100,000     Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)       5.25              7/1/2027                   100,852
                                                                                                                  ----------------
     GUAM (0.7%)
           100,000     Northern Mariana Islands G.O.                          5.00             10/1/2022                    99,570
                                                                                                                  ----------------
     ILLINOIS (2.3%)
           250,000     Annawan Tax Alloc. (Patriot Renewable Fuels LLC)       5.63              1/1/2018                   245,937
            55,000     IL Health Facs. Auth. Rev. (Condell Med. Ctr.)         5.50             5/15/2032                    56,437
                                                                                                                  ----------------
                                                                                                                           302,374
                                                                                                                  ----------------
     IOWA (4.1%)
           200,000     Coralville Urban Renewal Rev. Tax Increment            5.00              6/1/2047                   193,912
           150,000     IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)       5.00             12/1/2014                   147,460
           200,000     IA Fin. Auth. Sr. Living  (Deerfield Ret. Cmnty.)      5.50            11/15/2027                   202,830
                                                                                                                  ----------------
                                                                                                                           544,202
                                                                                                                  ----------------
     INDIANA (5.0%)
           200,000     IN Hlth. & Educ. Fac. Fing. Auth. Hosp. Rev.           5.50              3/1/2022                   204,194
           200,000     Paoli Bldg. Corp. (First Mtg.)                         5.00             1/15/2032                   201,202
           250,000     St. Joseph Co. Hosp. Auth. Health. Facs. Rev.          5.25             2/15/2028                   251,388
                                                                                                                  ----------------
                                                                                                                           656,784
                                                                                                                  ----------------
     KANSAS (2.2%)
           300,000     Sterling Educ. Facs. Rev. (Sterling College)           5.25             11/1/2024                   294,951
                                                                                                                  ----------------

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                     COUPON RATE (%)    MATURITY DATE        MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     LOUISIANA (2.7%)
           100,000     Caddo Parish Sew. Dist. No. 7 Rev. Ref.                6.60             11/1/2024                   105,550
           250,000     St. John Baptist Parish Rev. (Marathon Oil)            5.13              6/1/2037                   251,710
                                                                                                                  ----------------
                                                                                                                           357,260
                                                                                                                  ----------------
     MARYLAND (2.2%)
           250,000     Howard Co. Retirement Cmnty. Rev. (Vantage House)      5.25              4/1/2027                   246,953
            50,000     MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)     5.00              1/1/2017                    50,050
                                                                                                                  ----------------
                                                                                                                           297,003
                                                                                                                  ----------------
     MASSACHUSETTS (1.9%)
           150,000     MA Dev. Fin. Agy. Rev. (First Mtg.-Orchard Cove)       5.00             10/1/2017                   150,466
           100,000     MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)       5.75              7/1/2018                   100,125
                                                                                                                  ----------------
                                                                                                                           250,591
                                                                                                                  ----------------
     MICHIGAN (5.6%)
           250,000     Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.       5.00             11/1/2022                   252,195
           300,000     Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)         5.38            11/15/2036                   302,067
           190,000     MI Educ. Facs. Oblig. Rev. Ref. (Black River Sch.)     4.95              9/1/2008                   189,576
                                                                                                                  ----------------
                                                                                                                           743,838
                                                                                                                  ----------------
     MINNESOTA (3.7%)
           100,000     Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)         5.50              8/1/2025                   100,539
           100,000     Cuyuna Range Hosp. Dist. Hlth. Facs. Rev. Ref.         5.00              6/1/2029                    97,143
            90,000     St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)       5.90              9/1/2020                    87,664
           200,000     St. Paul Hsg. & Redev. Auth. MF (Marian Ctr.)          5.05             11/1/2017                   198,082
                                                                                                                  ----------------
                                                                                                                           483,428
                                                                                                                  ----------------
     MISSOURI (3.0%)
           140,000     Joplin Indl. Dev. Auth. Rev. Ref. (Christian)          5.50             5/15/2017                   142,338
           250,000     St. Louis Co. Indl. Dev. Auth. (Ranken Jordan)         5.00            11/15/2022                   247,343
                                                                                                                  ----------------
                                                                                                                           389,681
                                                                                                                  ----------------
     NEVADA (3.5%)
           215,000     Clark Co. Impt. Dist. (128 Summerlin)                  5.00              2/1/2020                   213,011
           250,000     Clark Co. Poll. Ctr. Rev. Ref. (Nev. Pwr. Co.)         5.30             10/1/2011                   250,662
                                                                                                                  ----------------
                                                                                                                           463,673
                                                                                                                  ----------------
     NEW MEXICO (1.9%)
           250,000     NM State Hosp. Equip. Rev. Ref. (Rehoboth)             5.00             8/15/2017                   245,508
                                                                                                                  ----------------
     NEW YORK (2.5%)
           200,000     Seneca Nations Indians Cap. Impt. Auth.                5.00             12/1/2023                   197,960
           125,000     Tobacco Settlement Fin. Corp. Rev.                     5.00              6/1/2011                   125,163
                                                                                                                  ----------------
                                                                                                                           323,123
                                                                                                                  ----------------
     NORTH CAROLINA (1.5%)
           200,000     NC Med.Care Cmnty. Retirement Facs. (Brookwood)        5.25              1/1/2032                   195,976
                                                                                                                  ----------------
     NORTH DAKOTA (0.8%)
           105,000     City of Washburn (Bismarck State College Fdtn.)        5.01              4/1/2032                   105,000
                                                                                                                  ----------------
     OKLAHOMA (2.7%)
           100,000     Grady Co. Indl. Auth. Lease Rev.                       6.00             11/1/2029                   104,047
           250,000     Norman Regl. Hosp. Auth. Rev. Ref. & Impt.             5.00              9/1/2027                   247,788
                                                                                                                  ----------------
                                                                                                                           351,835
                                                                                                                  ----------------
     OREGON (0.8%)
           100,000     Oregon St. Hlth. Hsg. Educ. & Cultural Facs. Rev.      8.00            11/15/2026                   100,732
                                                                                                                  ----------------
     PENNSYLVANIA (3.1%)
           250,000     Lehigh Co. Gen. Purpose Rev. (St. Luke's Hosp)         4.61             8/15/2042                   245,250
            60,000     Montgomery Co. Indl. Dev. Auth. (Whitemarsh)           6.00              2/1/2021                    62,669
           105,000     Philadelphia Hosp. & Hgr. Educ. Rev. (Temple Univ)     6.63            11/15/2023                   105,349
                                                                                                                  ----------------
                                                                                                                           413,268
                                                                                                                  ----------------

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                     COUPON RATE (%)    MATURITY DATE        MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     SOUTH CAROLINA (1.7%)
           220,000     SC Jobs Dev. Auth. Hlth. Care (Lutheran Homes)         5.00              5/1/2011                   220,015
                                                                                                                  ----------------
     TENNESSEE (1.5%)
           200,000     Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)          5.13              4/1/2023                   198,150
                                                                                                                  ----------------
     TEXAS (7.5%)
           200,000     Abilene Hlth. Facs. Rev. (Sears Methodist)             5.15            11/15/2028                   199,446
           180,000     El Paso Hlth. Facs. Rev. (Bienvivir Sr. Hlth.)         7.00             8/15/2012                   191,140
           100,000     Richardson Rev. Ref. & Impt. (Baylor/Richardson)       5.63             12/1/2028                   101,955
           250,000     Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)     5.10            11/15/2015                   250,950
           250,000     Tyler Hlth. Facs. Dev. Corp. (Mother Frances)          5.00              7/1/2033                   245,713
                                                                                                                  ----------------
                                                                                                                           989,204
                                                                                                                  ----------------
     UTAH (3.0%)
           200,000     Provo Charter Sch. Rev. (Freedom Academy Fdn.)         5.50             6/15/2037                   194,560
           200,000     UT Assoc. Muni. Pwr. Sys. Rev.                         0.00              5/1/2027                   193,390
                                                                                                                  ----------------
                                                                                                                           387,950
                                                                                                                  ----------------
     WASHINGTON (1.9%)
           150,000     WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)      5.25              1/1/2017                   150,446
           100,000     WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)      5.25              1/1/2013                    99,621
                                                                                                                  ----------------
                                                                                                                           250,067
                                                                                                                  ----------------
     VIRGINIA (0.7%)
           100,000     VA Tobacco Settlement Fin. Corp. Senior Rev.           5.00              6/1/2047                    95,515
                                                                                                                  ----------------
     WEST VIRGINIA (0.6%)
            80,000     Kanawha Co. Pollution Ctrl. Rev. (FMC Corp.)           6.00             12/1/2007                    80,477
                                                                                                                  ----------------
     WISCONSIN (2.6%)
           110,000     Milwaukee Redev. Auth. Rev. (Academy of Learning)      5.50              8/1/2022                   108,334
           130,000     Milwaukee Redev. Auth. (Science Ed. Consortium)        5.13              8/1/2015                   130,399
           100,000     WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)        6.00             8/15/2019                   105,670
                                                                                                                  ----------------
                                                                                                                           344,403
                                                                                                                  ----------------
Total municipal bonds (cost: $12,925,395)                                                                               12,758,122
                                                                                                                  ----------------

SHORT-TERM SECURITIES (5.6%) (2)
           737,524     Dreyfus Tax-Exempt Cash Management Fund, 3.51%                                                      737,524
                                                                                                                  ----------------

(cost:  $737,524)

Total investments in securities (cost: $13,662,919) (3)                                                           $     13,495,646
                                                                                                                  ----------------

Other Assets and Liabilities, Net (-2.7%)                                                                                 (348,740)

                                                                                                                  ----------------
Total Net Assets                                                                                                  $     13,146,906
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                          13,662,919
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                               13,571
Gross Unrealized Depreciation                                                                                             (180,844)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                                 (167,273)
                                                                                                                  ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 23, 2007

By:      /s/ Eugene C. Sit
         ----------------------------------------
         Eugene C. Sit
         Chairman

Date:    August 23, 2007